[State Street Research Logo]

State Street Research
Capital Appreciation Fund

Semiannual Report

December 31, 1995


[Graphic of man walking up hill at night, towards the stars]

What's Inside

Investment Update:
About the Fund,
economy and markets

Fund Information:
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

STATE STREET RESEARCH CAPITAL APPRECIATION FUND

Investment Update

Investment Environment

The Economy

(bullet) Economic growth has been moderate, and inflation remains low.

(bullet) Consumer debt levels are higher, and consumers are spending less.

(bullet) The Federal Reserve cut interest rates by one-quarter point in December 1995 and again in January 1996.

The Markets

(bullet) Stocks performed well in the second half of 1995, although they did not maintain the pace they set earlier in the year. The Standard & Poor's 500 Index provided a total return of +14.43% for the six months ended December 31, 1995.(1)

(bullet) Bonds also continued their outstanding performance. Bond prices rose, as yields on 30-year U.S. Treasury bonds fell dramatically in the fourth quarter, finishing the year at 5.94% on December 31, 1995.

The Fund

Over the past six months

(bullet) For the six months ended December 31, 1995, Capital Appreciation Fund's Class A shares provided a total return of +8.73% (does not reflect sales charge).(2) The average total return for 173 funds in Lipper Analytical Services' Capital Appreciation Funds category was +11.87% (does not reflect sales charge).

(bullet) We decreased our position in technology stocks substantially, eliminating semiconductor stocks altogether. Most of our technology holdings are in software and services companies.

(bullet) In retail as well as textile and apparel, we had holdings in companies that specialized and had achieved a substantial market share.

Current strategy

(bullet) Our largest holdings are in the retail, computer software and services, and textile and apparel industries.

(bullet) We are positioning the portfolio to be slightly less growth-stock oriented and also adding more special situations, value stocks, and foreign stocks.

(bullet) We generally select stocks with a "bottom-up" approach--evaluating the growth prospects of individual companies.

1 The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock performance. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

2 +8.30% for Class B shares; +8.91% for Class C shares; +8.29% for Class D shares.

3 All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations in 1993. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions. Performance for "B" and "D" shares prior to class designations in 1993 reflects annual 12b-1 fees of .50% and performance thereafter reflects 12b-1 fees of 1%, which will reduce subsequent performance.

4 Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges.

5 Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

Fund Information (all data are for periods ended December 31, 1995)

SEC Average Annual Compound
Rates of Return

(at maximum applicable sales charge)(3,4)

             Life of Fund
            (since 8/25/86)   5 Years   1 Year
Class A         +15.88%        +23.35%   +25.26%
Class B         +16.26%        +23.93%   +25.28%
Class C         +16.59%        +24.76%   +31.53%
Class D         +16.28%        +24.14%   +29.08%

Cumulative Total Returns

(do not reflect sales charge)(3,5)

             Life of Fund
            (since 8/25/86)   5 Years   1 Year
Class A         +316.07%      +198.98%   +31.16%
Class B         +309.62%      +194.35%   +30.28%
Class C         +320.56%      +202.21%   +31.53%
Class D         +310.22%      +194.78%   +30.08%

Top 10 Stock Positions

(by percentage of net assets)

1 Sunglass Hut Specialty retailer 3.3%

2 HFS Hotel reservation service 3.1%

3 General Electric Electrical equipment leader 2.9%

4 Gucci Apparel designer/manufacturer 2.4%

5 Philip Morris Tobacco giant 2.4%

6 Tommy Hilfiger Apparel designer/manufacturer 2.2%

7 Allstate Insurance giant 2.2%

8 Northwest Airlines Airline 2.2%

9 Halliburton Oil service firm 2.1%

10 Cephalon Pharmaceuticals company 2.1%

These securities represent an aggregate of 24.9% of net assets. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table.

Top 5 Equity Industries
(by percentage of net assets)

[Tabular representation of horizontal bar graph]

Retail                13.1%
Computer software
and service            9.1%
Textile and apparel    7.9%
Hotel and restaurant   6.2%
Insurance              5.6%

Total: 41.9%

STATE STREET RESEARCH CAPITAL APPRECIATION FUND

Investment Portfolio

December 31, 1995 (Unaudited)

                                                             Value
                                              Shares       (Note 1)
-----------------------------------------     ---------   -----------
Common Stocks 93.8%
Basic Industries 9.1%
Chemical 1.0%
Union Carbide Corp.                           156,900    $  5,883,750
                                                            ---------
Diversified 1.0%
Loews Corp.                                    72,100       5,650,838
                                                            ---------
Electrical Equipment 2.9%
General Electric Co.                          237,900      17,128,800
                                                            ---------
Machinery 4.2%
AGCO Corp.                                    161,200       8,221,200
Case Corp.                                     66,700       3,051,525
Elsag Bailey Financing Trust Cv. Pfd.*         81,000       4,060,125
Elsag Bailey Processing Automation NV*         84,700       2,276,313
UCAR International, Inc.*                      94,800       3,199,500
Waters Corp.*                                  64,100       1,169,825
Wolverine Tube, Inc.*                          83,200       3,120,000
                                                            ---------
                                                           25,098,488
                                                            ---------
Total Basic Industries                                     53,761,876
                                                            ---------
Consumer Cyclical 36.3%
Airline 3.3%
Continental Airlines, Inc.                     50,100       2,179,350
Continental Airlines Financing Trust
  Pfd.+                                        81,000       4,455,000
Northwest Airlines Corp. Cl. A*               254,200      12,964,200
                                                            ---------
                                                           19,598,550
                                                            ---------
Automotive 0.5%
Danaher Corp.                                  71,200       2,260,600
Team Rental Group, Inc. Cl. A*                 51,400         436,900
                                                            ---------
                                                            2,697,500
                                                            ---------
Hotel & Restaurant 6.2%
Extended Stay America, Inc.*                   12,800         352,000
HFS, Inc.*                                    225,600      18,442,800
Lone Star Steakhouse & Saloon, Inc.*          115,100       4,416,963
Papa John's International, Inc.*               64,100       2,640,120
Rainforest Cafe, Inc.*                         24,700         744,088
Renaissance Hotel Group NV                    129,800       3,309,900
Trump Hotels & Casino Resorts, Inc.*          321,800       6,918,700
                                                            ---------
                                                           36,824,571
                                                            ---------
Recreation 5.3%
American Radio Systems Corp.*                  37,900       1,061,200
Ascent Entertainment Group, Inc.*             105,800       1,666,350
Brunswick Corp.                               390,400       9,369,600
Walt Disney Co.                                95,100       5,610,900
Evergreen Media Corp. Cl. A                    80,700       2,582,400
Infinity Broadcasting Corp. Cl. A*            173,200       6,451,700

Recreation (cont'd)
Oakley, Inc.                                  110,700    $  3,763,800
Silver King Communications, Inc.*              24,300         844,425
                                                            ---------
                                                           31,350,375
                                                            ---------
Retail Trade 13.1%
BT Office Products International, Inc.*       193,900       3,102,400
Baby Superstores, Inc.*                       102,700       5,853,900
Corporate Express, Inc.*                      327,200       9,856,900
Department 56, Inc.*                           32,900       1,262,538
General Nutrition Centers, Inc.               203,400       4,678,200
Gucci Group NV*                               362,100      14,076,638
Industrie Natuzzi SPA ADR                      97,000       4,401,375
Just For Feet, Inc.*                          264,750       9,464,813
Office Depot, Inc.*                           254,900       5,034,275
Sunglass Hut International, Inc.*             832,200      19,764,750
                                                            ---------
                                                           77,495,789
                                                            ---------
Textile & Apparel 7.9%
Adidas ADR+*                                   29,500         774,670
Authentic Fitness Corp.                        45,000         933,750
Fila Holdings SPA ADR*                        170,500       7,757,750
Men's Wearhouse, Inc.*                        339,450       8,740,838
Nautica Enterprises, Inc.*                    193,200       8,452,500
Tommy Hilfiger Corp.*                         314,100      13,309,988
Wolverine World Wide, Inc.                    224,550       7,073,325
                                                            ---------
                                                           47,042,821
                                                            ---------
Total Consumer Cyclical                                   215,009,606
                                                            ---------
Consumer Staple 13.3%
Business Service 5.4%
Fritz Companies, Inc.*                         42,500       3,527,500
HBO & Co.                                     143,100      10,965,038
Medaphis Corp.*                               284,900      10,541,300
Republic Waste Industries, Inc.*              185,500       6,701,188
                                                            ---------
                                                           31,735,026
                                                            ---------
Drug 2.6%
Cephalon, Inc.*                               300,400      12,241,300
Magainin Pharmaceuticals, Inc.*               112,400       1,475,250
Matrix Pharmaceuticals, Inc.*                  55,000       1,031,250
Myriad Genetics, Inc.*                         20,300         662,288
                                                            ---------
                                                           15,410,088
                                                            ---------
Food & Beverage 2.0%
Boston Beer Company, Inc. Cl. A*                5,600         133,000
Coca-Cola Enterprises, Inc.                   199,800       5,344,650
Pete's Brewing Co.*                            11,900         166,600
Starbucks Corp.*                              293,000       6,153,000
                                                            ---------
                                                           11,797,250

The accompanying notes are an integral part of the financial statements

                                      2

STATE STREET RESEARCH CAPITAL APPRECIATION FUND

Investment Portfolio (cont'd)
                                                             Value
                                              Shares       (Note 1)
-----------------------------------------     ---------   -----------
Hospital Supply 0.0%
National Surgery Centers, Inc.*                 6,600    $    151,800
                                                            ---------
Personal Care 0.1%
De Rigo SPA ADR*                               15,600         354,900
Estee Lauder Companies, Inc.*                   8,600         299,925
                                                            ---------
                                                              654,825
                                                            ---------
Printing & Publishing 0.8%
CKS Group, Inc.*                                5,700         222,300
Gannett Company, Inc.                          77,500       4,756,563
                                                            ---------
                                                            4,978,863
                                                            ---------
Tobacco 2.4%
Philip Morris Companies, Inc.                 154,500      13,982,250
                                                            ---------
Total Consumer Staple                                      78,710,102
                                                            ---------
Energy 6.5%
Oil 3.9%
Exxon Corp.                                    69,700       5,584,713
Royal Dutch Petroleum Co.                      62,800       8,862,650
Texaco, Inc.                                  111,400       8,744,900
                                                            ---------
                                                           23,192,263
                                                            ---------
Oil Service 2.6%
Halliburton Co.                               244,200      12,362,625
McDermott International, Inc.                 141,800       3,119,600
                                                            ---------
                                                           15,482,225
                                                            ---------
Total Energy                                               38,674,488
                                                            ---------
Finance 7.1%
Financial Service 1.5%
Countrywide Credit Industries, Inc.           280,100       6,092,175
Green Tree Financial Corp.                    112,200       2,959,275
                                                            ---------
                                                            9,051,450
                                                            ---------
Insurance 5.6%
Allstate Corp.                                315,300      12,966,713
Amerin Corp.*                                  13,400         358,450
W.R. Berkley Corp.                             34,500       1,854,375
Equitable Companies, Inc.                      90,800       2,179,200
Prudential Reinsurance Holdings, Inc.         152,200       3,557,675
Travelers Group, Inc.                         190,500      11,977,688
                                                            ---------
                                                           32,894,101
                                                            ---------
Total Finance                                              41,945,551
                                                            ---------
Science & Technology 19.0%
Aerospace 3.9%
Boeing Co.                                    149,600    $ 11,724,900
United Technologies Corp.                     122,400      11,612,700
                                                            ---------
                                                           23,337,600
                                                            ---------
Computer Software & Service 9.1%
ADFlex Solutions, Inc.*                        41,000       1,096,750
Advent Software, Inc.*                          6,700         118,925
Bay Networks, Inc.*                           133,400       5,486,075
Cabletron Systems, Inc.*                       35,800       2,899,800
Checkfree Corp.*                               20,500         440,750
Citrix Systems, Inc.*                           5,500         178,750
Computer Associates International, Inc.        84,500       4,805,938
GT Interactive Software Corp.*                111,400       1,559,600
Geoworks*                                     166,200       3,157,800
IDX Systems Corp.*                              8,300         288,425
Informix Corp.*                               104,900       3,147,000
Logic Works, Inc.*                             17,000         212,500
MetaTools, Inc.*                                8,700         226,200
Objective Systems Integrators, Inc.*           10,500         574,875
Parametric Technology Corp.*                  108,100       7,188,650
PeopleSoft, Inc.*                             165,600       7,120,800
Plaintree Systems, Inc.*                       63,300         379,800
Platinum Technology, Inc.*                    206,000       3,785,250
Softkey International, Inc.                   269,700       6,236,813
Sync Research, Inc.*                           26,600       1,203,650
7th Level, Inc.*                              123,900       1,734,600
Triple P NV                                   145,600       1,456,000
Visio Corp.*                                    7,500         211,875
Visioneer, Inc.*                                7,000         155,750
Westell Technologies, Inc.*                    11,100         278,888
                                                            ---------
                                                           53,945,464
                                                            ---------
Electronic Components 1.0%
Sanmina Holdings, Inc.*                       115,800       6,007,125
                                                            ---------
Electronic Equipment 0.6%
Exide Electronics Group, Inc.*                 15,000         221,250
Glenayre Technologies, Inc.*                   52,700       3,280,575
                                                            ---------
                                                            3,501,825
                                                            ---------
Office Equipment 4.4%
Digital Equipment Corp.*                      187,800      12,042,675
Gateway 2000, Inc.*                           108,100       2,648,450
Network General Corp.*                         26,000         867,750
Stormedia, Inc.*                               70,800       2,584,200
Sun Microsystems, Inc.*                       175,200       7,993,500
                                                            ---------
                                                           26,136,575
                                                            ---------
Total Science & Technology                                112,928,589
                                                            ---------

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH CAPITAL APPRECIATION FUND

                                                            Value
                                              Shares      (Note 1)
-------------------------------------------     ------   -----------
Utility 2.5%
Telephone 2.5%
Mobile Media Corp. Cl. A*                      27,600   $    614,100
Newbridge Networks Corp.*                     270,800     11,204,350
Total Access Communications Public Co.
  Ltd.*                                       405,000      2,632,500
Wireless One, Inc.*                            19,200        316,800
                                                           ---------
                                                          14,767,750
                                                           ---------
Total Utility                                             14,767,750
                                                           ---------
Total Common Stocks (Cost $457,915,660)                  555,797,962
                                                           ---------

                                  Principal    Maturity
                                    Amount       Date
------------------------------     ---------    --------   -------------
CONVERTIBLE BONDS 0.8%
Starbuck's Corp. Cv. Sub.
  Deb., 4.25%                    $4,410,000   11/1/2002       4,674,600
                                                             -----------
Total Convertible Bonds (Cost $4,410,287)                     4,674,600
                                                             -----------
Commercial Paper 2.7%
Ford Motor Credit Co., 5.90%      9,383,000    1/2/1996       9,383,000
Ford Motor Credit Co., 5.80%      5,425,000    1/2/1996       5,425,000
Household Finance Corp., 5.50%      871,000    1/4/1996         871,000
                                                             -----------
Total Commercial Paper (Cost $15,679,000)                    15,679,000
                                                             -----------
Total Investments (Cost $478,004,947)--97.3%                576,151,562
Cash and Other Assets, Less Liabilities--2.7%                16,283,641
                                                             -----------
Net Assets--100.0%                                         $592,435,203
                                                             ===========
Federal Income Tax Information:

At December 31, 1995, the net unrealized appreciation
  of investments based on cost for Federal income tax
  purposes of $478,004,947 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost                                            $111,007,382
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                                (12,860,767)
                                                             -----------
                                                           $ 98,146,615
                                                             ===========

* Nonincome-producing securities
ADR stands for American Depositary Receipt, representing ownership of foreign securities.
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1995 were $4,761,157 and $5,229,670 (0.88%
of net assets), respectively.

Statement of Assets and Liabilities
December 31, 1995 (Unaudited)

Assets
Investments, at value (Cost $478,004,947) (Note 1)    $576,151,562
Cash                                                           567
Receivable for securities sold                          29,441,985
Receivable for fund shares sold                          1,948,103
Dividends and interest receivable                          416,427
Other assets                                                14,805
                                                        -----------
                                                       607,973,449
Liabilities
Payable for securities purchased                        13,742,825
Payable for fund shares redeemed                           802,694
Accrued transfer agent and shareholder services
  (Note 2)                                                 492,075
Accrued management fee (Note 2)                            351,207
Accrued trustees' fees (Note 2)                              6,994
Other accrued expenses                                     142,451
                                                        -----------
                                                        15,538,246
                                                        -----------
Net Assets                                            $592,435,203
                                                        ===========
Net Assets consist of:
 Unrealized appreciation of investments               $ 98,146,615
 Accumulated net realized gain                           4,301,110
 Shares of beneficial interest (Note 5)                489,987,478
                                                        -----------
                                                      $592,435,203
                                                        ===========
Net Asset Value and redemption price per share of
  Class A shares ($332,355,610 / 29,688,267 shares
  of beneficial interest)                                   $11.19
                                                        ===========
Maximum Offering Price per share of Class A shares
  ($11.19 / .955)                                           $11.72
                                                        ===========
Net Asset Value and offering price per share of
  Class B shares ($124,937,290 / 11,363,280 shares
  of beneficial interest)                                   $10.99
                                                        ===========
Net Asset Value, offering price and redemption
  price per share of Class C shares ($130,213,670
  / 11,486,855 shares of beneficial interest)               $11.34
                                                        ===========
Net Asset Value and offering price per share of
  Class D shares ($4,928,633 / 447,267 shares of
  beneficial interest)*                                     $11.02
                                                        ===========

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH CAPITAL APPRECIATION FUND


Statement of Operations
For the six months ended December 31, 1995 (Unaudited)



Investment Income
Dividends, net of foreign taxes of $13,270              $  1,084,417
Interest                                                     503,867
                                                          -----------
                                                           1,588,284
Expenses
Management fee (Note 2)                                    2,176,673
Transfer agent and shareholder services (Note 2)             960,201
Reports to shareholders                                       99,833
Custodian fee                                                 85,100
Registration fees                                             50,038
Service fee--Class A (Note 4)                                417,170
Distribution and service fees--Class B (Note 4)              573,761
Distribution and service fees--Class D (Note 4)               23,836
Trustees' fees (Note 2)                                       17,289
Audit Fee                                                      8,254
Legal fees                                                     1,155
Miscellaneous                                                 11,525
                                                          -----------
                                                           4,424,835
                                                          -----------
Net investment loss                                       (2,836,551)
                                                          -----------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (Notes 1 and 3)          56,513,303
Net unrealized depreciation of investments               (11,323,544)
                                                          -----------
Net gain on investments                                   45,189,759
                                                          -----------
Net increase in net assets resulting from operations    $ 42,353,208
                                                          ===========

Statement of Changes in Net Assets

                                  Six months
                                    ended
                                 December 31,
                                     1995          Year ended
                                 (Unaudited)     June 30, 1995
----------------------------     -------------   --------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss              $ (2,836,551)    $ (3,720,060)
Net realized gain on
  investments*                     56,513,303       12,149,840
Net unrealized appreciation
  (depreciation) of
  investments                     (11,323,544)     111,117,329
                                  -----------      ------------
Net increase resulting from
  operations                       42,353,208      119,547,109
                                  -----------      ------------
Distributions from net realized gains:
 Class A                          (34,354,957)     (11,280,742)
 Class B                          (12,774,830)      (2,571,808)
 Class C                          (13,218,451)      (3,080,510)
 Class D                             (513,791)        (112,508)
                                  -----------      ------------
                                  (60,862,029)     (17,045,568)
                                  -----------      ------------
Net increase from fund share
  transactions (Note 5)           110,649,190       52,338,022
                                  -----------      ------------
Total increase in net assets       92,140,369      154,839,563

Net Assets
Beginning of period               500,294,834      345,455,271
                                  -----------      ------------
End of period                    $592,435,203     $500,294,834
                                  ===========      ============
* Net realized gain for
  Federal income tax
  purposes (Note 1)              $ 56,495,526     $ 12,055,176
                                  ===========      ============

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH CAPITAL APPRECIATION FUND

Notes to Unaudited Financial Statements
December 31, 1995

Note 1

State Street Research Capital Appreciation Fund, formerly MetLife-State Street Research Capital Appreciation Fund (the "Fund"), is a series of State Street Research Equity Trust, formerly MetLife-State Street Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of four separate funds: State Street Research Capital Appreciation Fund, State Street Research Equity Investment Fund, State Street Research Equity Income Fund and State Street Research Global Resources Fund.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Investments of $1 million or more in Class A shares, which are not subject to any initial sales charge, are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short- term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1995, the fees pursuant to such agreement amounted to $2,176,673.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1995, the amount of such shareholder servicing and account maintenance expenses was $299,060.

The fees of the Trustees not currently affiliated with the Adviser amounted to $17,289 during the six months ended December 31, 1995.

STATE STREET RESEARCH CAPITAL APPRECIATION FUND

Note 3

For the six months ended December 31, 1995, purchases and sales of securities, exclusive of short-term obligations, aggregated $767,538,529 and $742,368,234, respectively.

Note 4

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1995, fees pursuant to such plan amounted to $417,170, $573,761 and $23,836 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $98,276 and $676,139, respectively on sales of Class A shares of the Fund during the six months ended December 31, 1995, and that MetLife Securities, Inc. earned commissions aggregating $885,832 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $243,347 and $1,315 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At December 31, 1995, the Distributor owned 7,172 Class A shares of the Fund.

Share transactions were as follows:

                                                         Six months ended
                                                        December 31, 1995               Year ended
                                                           (Unaudited)                 June 30, 1995
                                                     ------------------------   --------------------------
Class A                                               Shares        Amount        Shares         Amount
-------------------------------------------------     ----------    ----------   ----------   ------------
Shares sold                                           4,159,443  $ 51,873,743     6,331,406   $ 61,983,784
Issued upon reinvestment of distributions from
  net realized gains                                  3,044,864    33,510,032     1,183,334     10,907,541
Shares repurchased                                   (3,250,138)  (40,777,694)   (7,177,882)   (70,964,079)
                                                       --------      --------      --------      ----------
Net increase                                          3,954,169  $ 44,606,081       336,858   $  1,927,246
                                                       ========      ========      ========      ==========
Class B                                               Shares        Amount        Shares        Amount
-------------------------------------------------      --------      --------      --------      ----------
Shares sold                                           3,159,746  $ 38,959,488     4,108,923   $ 40,145,257
Issued upon reinvestment of distributions from
  net realized gains                                  1,156,534    12,481,051       276,437      2,529,368
Shares repurchased                                   (1,133,895)  (14,093,989)   (1,642,379)   (16,155,301)
                                                       --------      --------      --------      ----------
Net increase                                          3,182,385  $ 37,346,550     2,742,981   $ 26,519,324
                                                       ========      ========      ========      ==========
Class C                                               Shares        Amount        Shares        Amount
-------------------------------------------------      --------      --------      --------      ----------
Shares sold                                           2,683,610  $ 34,084,596     4,381,871   $ 43,450,467
Issued upon reinvestment of distributions from
  net realized gains                                  1,187,189    13,211,114       324,761      3,010,459
Shares repurchased                                   (1,551,854)  (19,664,887)   (2,379,730)   (23,674,364)
                                                       --------      --------      --------      ----------
Net increase                                          2,318,945  $ 27,630,823     2,326,902   $ 22,786,562
                                                       ========      ========      ========      ==========
Class D                                               Shares        Amount        Shares        Amount
-------------------------------------------------      --------      --------      --------      ----------
Shares sold                                             179,121  $  2,257,915       228,040   $  2,226,133
Issued upon reinvestment of distributions from
  net realized gains                                     42,662       435,033        11,168        102,407
Shares repurchased                                     (130,543)   (1,627,212)     (125,783)    (1,223,650)
                                                       --------      --------      --------      ----------
Net increase                                             91,240  $  1,065,736       113,425   $  1,104,890
                                                       ========      ========      ========      ==========

STATE STREET RESEARCH CAPITAL APPRECIATION FUND

Financial Highlights

For a share outstanding throughout each period.

                                                                   Class A
                                ----------------------------------------------------------------------------
                                    Six
                                  months
                                   ended
                                 December
                                    31,                             Year ended June 30
                                   1995      ---------------------------------------------------------------
                             (Unaudited)**     1995**        1994         1993         1992          1991
 ----------------------------    ---------    ---------    ---------    ---------    ---------   -----------
Net asset value, beginning
  of period                      $  11.52     $   9.11    $  10.42     $   8.33     $   6.55       $  6.70
Net investment loss*                 (.05)        (.09)       (.04)        (.05)        (.05)         (.01)
Net realized and unrealized
  gain (loss) on investments         1.01         2.95         .09         2.81         1.83          (.12)
Dividend from net investment
  income                             --           --          --           --           --            (.01)
Dividend in excess of net
  investment income                  --           --          --           --           --            (.01)
Distributions from net
  realized gains                    (1.29)        (.45)      (1.36)        (.67)        --            --
                                   -------      -------      -------      -------      -------      ---------
Net asset value, end of
  period                         $  11.19     $  11.52    $   9.11     $  10.42     $   8.33       $  6.55
                                   =======      =======      =======      =======      =======      =========
Total return                         8.73%+++    32.56%+     (0.28)%+     35.78%+      27.03%+       (1.69)%+
Net assets at end of period
  (000s)                         $332,356     $296,471    $231,356     $183,886     $116,687       $62,898
Ratio of operating expenses
  to average net assets*             1.42%++      1.55%       1.50%        1.50%        1.50%         1.50%
Ratio of net investment loss
  to average net assets*            (0.88)%++    (0.87)%     (0.81)%      (0.63)%      (0.71)%       (0.13)%
Portfolio turnover rate            132.37%      217.28%     147.73%      135.17%      128.10%       245.55%

*Reflects voluntary
  assumption of fees or
  expenses per share in each
  period                             --       $    .03    $    .02     $    .01     $    .01       $   .03

                                                                       Class B
                                          ----------------------------------------------------------------
                                                                                             June 1, 1993
                                                                                             (Commencement
                                           Six months                                             of
                                              ended                                           Share Class
                                          December 31,         Year ended June 30            Designations)
                                              1995        -----------------------------            to
                                          (Unaudited)**      1995**             1994         June 30, 1993
--------------------------------------   -------------    -------------    -------------     --------------
Net asset value, beginning of period        $  11.38         $  9.05          $ 10.41           $ 10.44
Net investment loss*                            (.10)           (.15)            (.06)             (.00)
Net realized and unrealized gain
  (loss) on investments                         1.00            2.93              .06              (.03)
Dividend from net investment income            --               --               --                --
Dividend in excess of net investment
  income                                       --               --               --                --
Distributions from net realized gains          (1.29)           (.45)           (1.36)             --
                                            -----------      -----------      -----------    -------------
Net asset value, end of period              $  10.99         $ 11.38          $  9.05           $ 10.41
                                            ===========      ===========      ===========    =============
Total return                                    8.30%+++       31.86%+          (0.83)%+          (0.29)%+
Net assets at end of period (000s)          $124,937         $93,088          $49,236           $ 2,790
Ratio of operating expenses to average
  net assets*                                   2.17%++         2.15%            2.00%             2.00%++
Ratio of net investment loss to
  average net assets*                          (1.62)%++       (1.47)%          (1.29)%           (0.95)%++
Portfolio turnover rate                       132.37%         217.28%          147.73%           135.17%

*Reflects voluntary assumption of fees
  or expenses per share in each period         --            $   .02          $   .02           $   .00

                                                                 Class C
                                              -----------------------------------------------
                                                                                June 1, 1993
                                             Six months                         (Commencement
                                                ended                                 of
                                              December                            Share Class
                                                 31,       Year ended June 30   Designations)
                                                1995       ------------------        to
                                          (Unaudited)**    1995**      1994      June 30, 1993
-----------------------------------------     ----------    -------    ------    ------------
Net asset value, beginning of period          $  11.64    $   9.16   $ 10.42       $ 10.44
Net investment income (loss)*                     (.04)       (.05)     (.02)          .00
Net realized and unrealized gain (loss)
  on investments                                  1.03        2.98       .12          (.02)
Distributions from net realized gains            (1.29)       (.45)    (1.36)         --
                                               --------      -----      ----      ----------
Net asset value, end of period                $  11.34    $  11.64   $  9.16       $ 10.42
                                               ========      =====      ====      ==========
Total return                                      8.91%+++   33.06%+    0.25%+       (0.19)%+++
Net assets at end of period (000s)            $130,214    $106,675   $62,662       $37,826
Ratio of operating expenses to average
  net assets*                                     1.17%++     1.15%     1.00%         1.00%++
Ratio of net investment income (loss) to
  average net assets*                            (0.63)%++   (0.46)%   (0.30)%        0.50%++
Portfolio turnover rate                         132.37%     217.28%   147.73%       135.17%

*Reflects voluntary assumption of fees or
  expenses per share in each period              --       $    .02   $   .02       $   .00

                                                                   Class D
                                           ----------------------------------------------------
                                                                                 June 1, 1993
                                                                                 (Commencement
                                             Six months                               of
                                               ended                              Share Class
                                            December 31,    Year ended June 30   Designations)
                                               1995          -----------------        to
                                           (Unaudited)**   1995**       1994     June 30, 1993
-----------------------------------------  ------------      ------    -------   -------------
Net asset value, beginning of period         $ 11.41        $ 9.07       $10.41        $10.44
Net investment income (loss)*                   (.10)         (.15)        (.07)         (.01)
Net realized and unrealized gain (loss)
  on investments                                1.00          2.94          .09          (.02)
Distributions from net realized gains          (1.29)         (.45)       (1.36)         --
                                             ----------       ----        -----      -----------
Net asset value, end of period               $ 11.02        $11.41       $ 9.07        $10.41
                                             ==========       ====        =====      ===========
Total return                                    8.29%+++     31.79%+      (0.61)%+      (0.29)%+++
Net assets at end of period (000s)           $ 4,929        $4,061       $2,201        $  623
Ratio of operating expenses to average
  net assets*                                   2.17%++       2.15%        2.00%         2.00%++
Ratio of net investment income (loss) to
  average net assets*                          (1.62)%++     (1.47)%      (1.29)%       (1.10)%++
Portfolio turnover rate                       132.37%       217.28%      147.73%       135.17%

*Reflects voluntary assumption of fees or
  expenses per share in each period             --          $  .02       $  .02        $  .00

** Per-share figures have been calculated using the average shares method.

++ Annualized.

 + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

+++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower in the period June 1, 1993 (commencement of share class designations) to June 30, 1993 if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

STATE STREET RESEARCH CAPITAL APPRECIATION FUND


Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research Capital Appreciation Fund ("Fund"), along with shareholders of other series of State Street Research Equity Trust ("Meeting"), was convened on October 20, 1995, and continued thereafter. The results of the Meeting are set forth below.

                                                       Votes (millions)
                                                      ----------------
                                                      For     Withheld
                                                      ---     ---------
1. The following persons were elected as
   Trustees:
   Edward M. Lamount                                  29.4       1.9
   Robert A. Lawrence                                 29.4       1.9
   Dean O. Morton                                     29.4       1.9
   Thomas L. Phillips                                 29.4       1.9
   Toby Rosenblatt                                    29.4       1.9
   Michael S. Scott Morton                            29.4       1.9
   Ralph F. Verni                                     29.4       1.9
   Jeptha H. Wade                                     29.4       1.9

                                                                                         Votes (millions)
                                                                                     -----------------------
                                                                                      For  Against  Abstain
                                                                                      ----    ----     ------
2. The Fund's following investments in securities were reclassified from fundamental policies to nonfundamental policies:
   a. The policy regarding investments in securities of companies with less than
      three (3) years' continuous operation;                                           17.4    2.1       2.8
   b. The policy regarding investments in illiquid securities;                         16.7    2.4       3.3
3. The Fund's fundamental policy regarding investing in commodities and commodity
   contracts was amended.                                                              16.9    2.2       3.3
4. The Fund's fundamental policy on lending was amended to clarify the
   permissibility of securities lending.                                               17.3    1.9       3.2
5. The Master Trust Agreement was amended to permit the Trustees to recognize,
   merge or liquidate a fund without prior shareholder approval.                       21.1    6.4       3.8
6. The Master Trust Agreement was amended to eliminate specified time permitted
   between the record date and any shareholders meeting.                               22.8    4.5       4.1

STATE STREET RESEARCH CAPITAL APPRECIATION FUND

Fund Information, Officers and Trustees of State Street Research Equity
Trust

Fund Information

State Street Research
Capital Appreciation Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Bartlett R. Geer
Vice President

Frederick R. Kobrick
Vice President

Thomas P. Moore, Jr.
Vice President

Daniel J. Rice III
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

State Street Research Capital Appreciation Fund
One Financial Center
Boston, MA 02111

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Brockton, MA
                                 Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER:  2967-960221(0397)SSR-LD

Cover Illustration by Dorothy Cullinan  CA-818C-296

[State Street Logo]

State Street Research
Equity Investment Fund

Semiannual Report
December 31, 1995

What's Inside

Investment Update:
About the Fund,
economy and markets

Fund Information:
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

State Street Research Equity Investment Fund

Investment Update

Investment Environment

The Economy

(bullet) Economic growth has been moderate, and inflation remains low.

(bullet) Consumer debt levels are higher, and consumers are spending less.

(bullet) The Federal Reserve cut interest rates by one-quarter point in December 1995 and again in January 1996.
The Markets

(bullet) Stocks performed well in the second half of 1995, although they did not maintain the pace they set earlier in the year. The Standard & Poor's 500 Index provided a total return of +14.43% for the six months ended December 31, 1995.(1)

(bullet) Bonds also continued their outstanding performance. Bond prices rose, as yields on 30-year U.S. Treasury bonds fell dramatically in the fourth quarter, finishing the year at 5.94% on December 31, 1995.
The Fund
Over the past six months

(bullet) For the six months ended December 31, 1995, Equity Investment Fund's Class A shares provided a total return of +13.66% (does not reflect sales charge).(2) The average total return for 490 funds in Lipper Analytical Services' Growth & Income Funds category was +11.96% (does not reflect sales charge).

(bullet) Fund performance was helped by an overweighting in technology. We sold a portion of our technology holdings in September, when the rally was peaking. We took profits and, after a market correction lowered prices in the sector, replaced some of our technology holdings.

(bullet) We augmented our position in chemical stocks, especially companies producing agricultural chemicals.
Current strategy

(bullet) Our largest holdings are in the chemical, office equipment, and retail industries.

(bullet) We are targeting stocks that could have above-average earnings growth, even in a slower economy.

(bullet) We have added convertible securities to increase the Fund's income.

(bullet) We continue to emphasize a quality portfolio and stock selection based on fundamentals.

1The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock performance. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

2+13.26% for Class B shares; +13.81% for
Class C shares; +13.27% for Class D shares.

3All returns represent past
performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations in 1993. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions. Performance for "B" and "D" shares prior to class designations in 1993 reflects annual 12b-1 fees of .50% and performance thereafter reflects 12b-1 fees of 1%, which will reduce subsequent performance.

4Performance reflects
up to maximum 4.5% front- end sales charges or 5% contingent deferred sales charges.

5Cumulative total returns are not annualized, and do not reflect sales charges, which, if reflected, would reduce performance.

Fund Information (all data are for periods ended December 31, 1995)

SEC Average Annual Compound
Rates of Return

(at maximum applicable sales charge)3,4

                    Life of Fund
                  (since 8/25/86)                     5 years                         1 year
--------    ----------------------------   ----------------------------     -----------------------------
Class A            +11.13%/+10.72%                 +15.19%/+14.87%                 +27.93%/+27.38%
--------     --------------------------      --------------------------     ----------------------------
Class B            +11.49%/+11.09%                 +15.68%/+15.35%                 +28.10%/+27.52%
--------     --------------------------      --------------------------     ----------------------------
Class C            +11.79%/+11.37%                 +16.49%/+16.13%                 +34.39%/+33.82%
--------     --------------------------      --------------------------     ----------------------------
Class D            +11.48%/+11.06%                 +15.88%/+15.52%                 +32.12%/+31.55%
--------     --------------------------      --------------------------     ----------------------------

Cumulative Total Returns

(do not reflect sales charge)3,5

                    Life of Fund
                  (since 8/25/86)                     5 years                         1 year
--------    ----------------------------   ----------------------------     -----------------------------
Class A           +181.03%/+171.60%               +112.33%/+109.38%                +33.95%/+33.39%
--------     --------------------------      --------------------------     ----------------------------
Class B           +176.77%/+167.49%               +109.12%/+106.22%                +33.10%/+32.52%
--------     --------------------------      --------------------------     ----------------------------
Class C           +183.91%/+174.00%               +114.51%/+111.23%                +34.39%/+33.82%
--------     --------------------------      --------------------------     ----------------------------
Class D           +176.58%/+166.90%               +108.97%/+105.76%                +33.12%/+32.55%
--------     --------------------------      --------------------------     ----------------------------

Top 10 Stock Positions

(by percentage of net assets)

1 General Electric Electrical equipment leader 2.6%

2 Monsanto Chemical company 2.4%

3 Philip Morris Tobacco giant 2.2%

4 Home Depot Home supplies retailer 2.1%

5 Boeing Aircraft manufacturer 2.1%

6 Ciba-Geigy Chemical giant 2.1%

7 Abbott Labs Medical equipment supplier 2.0%

8 AT&T Telecommunications giant 2.0%

9 Interpublic Group Global advertising company 2.0%

10 Procter & Gamble Consumer products giant 2.0%

These securities represent an aggregate of 21.5% of net assets. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Top 5 Equity Industries

(by percentage of net assets)

Chemicals 7.6%

Office equipment 7.2%

Retail 6.3%

Oil 5.9%

Telephone 5.6%

Total: 32.6%

State Street Research Equity Investment Fund

Investment Portfolio
December 31, 1995 (Unaudited)

                                                        Value
                                         Shares       (Note 1)
---------------------------------------     -----   -------------
Common Stocks 94.1%
Basic Industries 14.6%
Chemical 7.6%
Ciba-Geigy AG ADR*                        48,800     $ 2,147,200
E.I. du Pont de Nemours & Co.             27,000       1,886,625
Monsanto Co.                              19,800       2,425,500
Rohm & Haas Co.                           20,100       1,293,938
                                                      -----------
                                                       7,753,263
                                                      -----------
Electrical Equipment 2.6%
General Electric Co.                      37,600       2,707,200
                                                      -----------
Forest Product 0.4%
Champion International Corp.               9,600         403,200
                                                      -----------
Machinery 3.0%
Caterpillar, Inc.                          7,400         434,750
Fluor Corp.                               19,300       1,273,800
Pall Corp.                                50,900       1,367,937
                                                      -----------
                                                       3,076,487
                                                      -----------
Metal & Mining 1.0%
Nucor Corp.                               18,100       1,033,963
                                                      -----------
Total Basic Industries                                14,974,113
                                                      -----------
Consumer Cyclical 15.1%
Automotive 1.0%
Chrysler Corp.                            10,000         553,750
Magna International, Inc. Cl. A           11,000         475,750
                                                      -----------
                                                       1,029,500
                                                      -----------
Building 0.9%
Owens-Corning Fiberglas Corp.*            21,400         960,325
                                                      -----------
Hotel & Restaurant 2.2%
Darden Restaurants, Inc.*                 39,900         473,813
Harrah's Entertainment, Inc.*             44,250       1,073,062
Mirage Resorts, Inc.*                     20,400         703,800
                                                      -----------
                                                       2,250,675
                                                      -----------
Recreation 5.1%
Capital Cities/ABC, Inc.                   9,000       1,110,375
Comcast Corp. Cl. A                       10,600         186,825
Comcast Corp. Cl. A Sp.                   32,100         583,819
Walt Disney Co.                           22,800       1,345,200
Mattel, Inc.                              43,431       1,335,503
Tele-Communications, Inc. Cl. A*          23,900         475,013
Tele-Communications, Inc. Liberty Media
  Group Cl. A*                             5,975         160,578
                                                      -----------
                                                       5,197,313
                                                      -----------
Retail Trade 5.9%
Home Depot, Inc.                          44,900     $ 2,149,588
Office Depot, Inc.*                       15,900         314,025
J.C. Penney Company, Inc.                 24,400       1,162,050
Tandy Corp.                                8,800         365,200
Toys "R" Us, Inc.*                        24,000         522,000
Wal-Mart Stores, Inc.                     67,500       1,510,312
                                                      -----------
                                                       6,023,175
                                                      -----------
Total Consumer Cyclical                               15,460,988
                                                      -----------
Consumer Staple 20.8%
Business Service 2.0%
Interpublic Group of Companies, Inc.      47,200       2,047,300
                                                      -----------
Drug 5.5%
American Home Products Corp.              10,800       1,047,600
Eli Lilly & Co.                           14,472         814,050
Merck & Co.                               29,800       1,959,350
Pfizer, Inc.                              29,200       1,839,600
                                                      -----------
                                                       5,660,600
                                                      -----------
Food & Beverage 3.0%
Anheuser-Busch, Inc.                      29,000       1,939,375
PepsiCo., Inc.                            19,100       1,067,213
                                                      -----------
                                                       3,006,588
                                                      -----------
Hospital Supply 5.6%
Abbott Laboratories                       50,000       2,087,500
Columbia/HCA Healthcare Corp.*            18,000         913,500
Johnson & Johnson                         13,000       1,113,125
United Healthcare Corp.                   24,500       1,604,750
                                                      -----------
                                                       5,718,875
                                                      -----------
Personal Care 2.5%
Gillette Co.                              10,800         562,950
Procter & Gamble Co.                      24,500       2,033,500
                                                      -----------
                                                       2,596,450
                                                      -----------
Tobacco 2.2%
Philip Morris Companies, Inc.             24,600       2,226,300
                                                      -----------
Total Consumer Staple                                 21,256,113
                                                      -----------
Energy 7.4%
Oil 5.9%
Exxon Corp.                               23,300       1,866,912
Louisiana Land & Exploration Co.          12,300         527,363
Phillips Petroleum Co.                    41,700       1,423,012
Royal Dutch Petroleum Co.                 10,600       1,495,925
Total S.A. Cl. B ADR                      22,429         762,586
                                                      -----------
                                                       6,075,798

The accompanying notes are an integral part of the financial statements.

                                      2

State Street Research Equity Investment Fund

Investment Portfolio (cont'd)

                                                        Value
                                         Shares       (Note 1)
---------------------------------------     -----   -------------
Oil Service 1.5%
Schlumberger Ltd.                         22,500    $  1,558,125
                                                      -----------
Total Energy                                           7,633,923
                                                      -----------
Finance 9.8%
Bank 3.0%
BankAmerica Corp.                         18,200       1,178,450
Citicorp                                  28,300       1,903,175
                                                      -----------
                                                       3,081,625
                                                      -----------
Financial Service 3.3%
Federal Home Loan Mortgage Corp.          17,200       1,436,200
Federal National Mortgage Association     15,400       1,911,525
                                                      -----------
                                                       3,347,725
                                                      -----------
Insurance 3.5%
Ace Ltd.                                  19,100         759,225
American International Group, Inc.         5,650         522,625
American Re Corp.*                        20,100         821,588
General Re Corp.                           2,700         418,500
Travelers, Inc.                           16,700       1,050,012
                                                      -----------
                                                       3,571,950
                                                      -----------
Total Finance                                         10,001,300
                                                      -----------
Science & Technology 19.8%
Aerospace 3.6%
Boeing Co.                                27,400       2,147,475
Raytheon Co.                              33,000       1,559,250
                                                      -----------
                                                       3,706,725
                                                      -----------
Computer Software & Service 5.0%
Cisco Systems, Inc.*                      13,500       1,007,438
First Data Corp.                          22,900       1,531,437
General Motors Corp. Cl. E                20,300       1,055,600
Microsoft Corp.*                          17,400       1,526,850
                                                      -----------
                                                       5,121,325
                                                      -----------
Electronic Components 0.9%
Intel Corp.*                              15,100         856,925
                                                      -----------
Electronic Equipment 3.1%
L.M. Ericsson Telephone Co. Cl. B ADR*    54,040       1,053,780
General Motors Corp. Cl. H                22,700       1,115,137
Perkin-Elmer Corp.                        26,800       1,011,700
                                                      -----------
                                                       3,180,617
                                                      -----------
Office Equipment 7.2%
Diebold, Inc.                             23,100    $  1,279,162
Digital Equipment Corp.*                   9,000         577,125
Hewlett-Packard Co.                       20,700       1,733,625
International Business Machines Corp.     20,400       1,871,700
Xerox Corp.                               13,900       1,904,300
                                                      -----------
                                                       7,365,912
                                                      -----------
Total Science & Technology                            20,231,504
                                                      -----------
Utility 6.6%
Electric 1.0%
FPL Group, Inc.                           21,800       1,010,975
                                                      -----------
Telephone 5.6%
AT&T Corp.                                31,700       2,052,575
AirTouch Communications, Inc.*            47,700       1,347,525
SBC Communications, Inc.                  35,000       2,012,500
Tele Danmark Cl. B ADR*                   12,700         350,837
                                                      -----------
                                                       5,763,437
                                                      -----------
Total Utility                                          6,774,412
                                                      -----------
Total Common Stocks (Cost $73,350,140)                96,332,353
                                                      -----------


                                   Principal     Maturity
                                     Amount        Date
-------------------------------     ---------    ---------   ------------
CONVERTIBLE BONDS 2.2%
Equitable Company, Inc. Cv.
  Sub. Deb., 6.125%               $1,191,000   12/15/2024       1,339,875
Price Co. Cv. Sub. Deb., 5.50%       440,000    2/28/2012         416,900
Time Warner, Inc. Cv. Sub.
  Deb., 8.75%                        498,950    1/10/2015         517,661
                                                               ----------
Total Convertible Bonds (Cost $2,148,982)                       2,274,436
                                                               ----------
COMMERCIAL PAPER 3.9%
Beneficial Corp., 5.92%              357,000    1/02/1996         357,000
Ford Motor Credit Co., 5.80%         117,000    1/02/1996         117,000
Ford Motor Credit Co., 5.77%       3,315,000    1/04/1996       3,315,000
Ford Motor Credit Co., 5.60%         141,000    1/05/1996         141,000
                                                               ----------
Total Commercial Paper (Cost $3,930,000)                        3,930,000
                                                               ----------
Total Investments (Cost $79,429,122)--100.2%                  102,536,789
Cash and Other Assets, Less Liabilities--(0.2)%                  (179,041)
                                                               ----------
Net Assets--100.0%                                           $102,357,748
                                                               ==========

  The accompanying notes are an integral part of the financial statements.

State Street Research Equity Investment Fund

Federal Income Tax Information:
At December 31, 1995, the net unrealized
  appreciation of investments based on
  cost for Federal income tax purposes
  of $79,491,308 was as follows:
Aggregate gross unrealized appreciation
  for all investments in which there is
  an excess of value over tax cost.         $23,391,019
Aggregate gross unrealized depreciation
  for all investments in which there is
  an excess of tax cost over value.            (345,538)
                                              ----------
                                            $23,045,481
                                              ==========

* Nonincome-producing securities.
ADR stands for American Depositary Receipt, representing ownership of foreign securities.

Statement of Assets and Liabilities
December 31, 1995 (Unaudited)

Assets
Investments, at value (Cost $79,429,122) (Note 1)     $102,536,789
Cash                                                            89
Dividends and interest receivable                          163,251
Receivable for fund shares sold                             87,610
Receivable for securities sold                              85,712
Receivable from Distributor (Note 3)                         5,474
Other assets                                                 9,865
                                                        -----------
                                                       102,888,790
Liabilities
Payable for securities purchased                           235,729
Payable for fund shares redeemed                           122,473
Accrued transfer agent and shareholder services
  (Note 2)                                                  61,011
Accrued management fee (Note 2)                             52,530
Accrued distribution and service fees (Note 5)              13,746
Accrued trustees' fees (Note 2)                              3,527
Other accrued expenses                                      42,026
                                                        -----------
                                                           531,042
                                                        -----------
Net Assets                                            $102,357,748
                                                        ===========
Net Assets consist of:
 Undistributed net investment income                  $     89,964
 Unrealized appreciation of investments                 23,107,667
 Accumulated net realized gain                             784,296
 Shares of beneficial interest                          78,375,821
                                                        -----------
                                                      $102,357,748
                                                        ===========
Net Asset Value and redemption price per share of
  Class A shares ($34,696,519 / 2,239,490 shares
  of beneficial interest)                                    $15.49
                                                        ===========
Maximum Offering Price per share of Class A shares
  ($15.49 / .955)                                            $16.22
                                                        ===========
Net Asset Value and offering price per share of
  Class B shares ($8,483,363 / 552,039 shares of
  beneficial interest)*                                      $15.37
                                                        ===========
Net Asset Value, offering price and redemption
  price per share of Class C shares ($58,370,142 /
  3,771,129 shares of beneficial interest)                   $15.48
                                                        ===========
Net Asset Value and offering price per share of
  Class D shares ($807,724 / 52,585 shares of
  beneficial interest)*                                      $15.36
                                                        ===========

-------------------------------------------------------------------

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

State Street Research Equity Investment Fund

Statement of Operations
For the six months ended December 31, 1995 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $4,071               $   755,618
Interest                                                    233,338
                                                          ---------
                                                            988,956
Expenses
Management fee (Note 2)                                     308,552
Transfer agent and shareholder services (Note 2)            148,750
Custodian fee                                                45,205
Registration fees                                            28,446
Audit fee                                                    16,416
Reports to shareholders                                      13,219
Trustees' fees (Note 2)                                       6,430
Service fee--Class A (Note 5)                                41,411
Distribution and service fees--Class B (Note 5)              36,126
Distribution and service fees--Class D (Note 5)               3,801
Miscellaneous                                                 4,330
                                                          ---------
                                                            652,686
Expenses borne by the Distributor (Note 3)                  (96,652)
                                                          ---------
                                                            556,034
                                                          ---------
Net investment income                                       432,922
                                                          ---------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 4)          3,270,628
Net unrealized appreciation of investments                8,438,442
                                                          ---------
Net gain on investments                                  11,709,070
                                                          ---------
Net increase in net assets resulting from operations    $12,141,992
                                                          =========

Statement of Changes in Net Assets

                                           Six months
                                             ended
                                          December 31,
                                              1995          Year ended
                                          (Unaudited)     June 30, 1995
-------------------------------------     -------------   --------------
Increase (Decrease) in Net Assets
Operations:
Net investment income                     $    432,922     $   626,508
Net realized gain on investments*            3,270,628       1,524,460
Net unrealized appreciation of
  investments                                8,438,442      11,229,657
                                           -----------      ------------
Net increase resulting from
  operations                                12,141,992      13,380,625
                                           -----------      ------------
Dividends from net investment income:
 Class A                                      (152,926)       (111,024)
 Class C                                      (325,145)       (535,596)
                                           -----------      ------------
                                              (478,071)       (646,620)
                                           -----------      ------------
Distributions from net realized
  gains:
 Class A                                    (1,371,017)       (778,560)
 Class B                                      (314,986)       (112,505)
 Class C                                    (2,286,228)       (859,567)
 Class D                                       (31,975)        (15,072)
                                           -----------      ------------
                                            (4,004,206)     (1,765,704)
                                           -----------      ------------
Net increase from fund share
  transactions (Note 6)                      6,389,029       9,948,321
                                           -----------      ------------
Total increase in net assets                14,048,744      20,916,622
Net Assets

Beginning of period                         88,309,004      67,392,382
                                           -----------      ------------
End of period (including
  undistributed net investment income
  of $89,964 and $135,113,
  respectively)                           $102,357,748     $88,309,004
                                           ===========      ============
* Net realized gain for Federal
  income tax purposes (Note 1)            $  3,262,688     $ 1,567,315
                                           ===========      ============

The accompanying notes are an integral part of the financial statements.

State Street Research Equity Investment Fund

Notes to Unaudited Financial Statements
December 31, 1995

Note 1
State Street Research Equity Investment Fund, formerly MetLife-State
Street Research Equity Investment Fund (the "Fund") is a series of State Street Research Equity Trust, formerly MetLife-State Street Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of four separate funds: State Street Research Equity Investment Fund, State Street Research Capital Appreciation Fund, State Street Research Equity Income Fund and State Street Research Global Resources Fund.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Investments of $1 million or more in Class A shares, which are not subject to any initial sales charge, are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

Note 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1995, the fees pursuant to such agreement amounted to $308,552.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1995, the amount of such shareholder servicing and account maintenance expenses was $85,412.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,430 during the six months ended December 31, 1995.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1995, the amount of such expenses assumed by the Distributor and its affiliates was $96,652.

State Street Research Equity Investment Fund

Note 4
For the six months ended December 31, 1995, purchases and sales of securities, exclusive of short-term obligations, aggregated $18,909,259 and $13,565,251, respectively.

Note 5
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1995, fees pursuant to such plan amounted to $41,411, $36,126 and $3,801 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $7,671 and $76,955, respectively on sales of Class A shares of the Fund during the six months ended December 31, 1995, and that MetLife Securities, Inc. earned commissions aggregating $53,167 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $37,021 and $56 on redemptions of Class B and Class D shares, respectively during the same period.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1995, Metropolitan owned 42,732 Class D shares of the Fund and the Distributor owned 3,603 Class A shares of the Fund.

Share transactions were as follows:

                                             Six months ended
                                             December 31, 1995             Year ended
                                                (Unaudited)               June 30, 1995
                                           ----------------------   -------------------------
Class A                                    Shares       Amount       Shares        Amount
--------------------------------------     --------    ----------    --------   -------------
Shares sold                                166,336   $ 2,493,455     348,182    $  4,474,313
Issued upon reinvestment of:
 Distributions from net realized
  gains                                     89,924     1,331,731      60,210         746,003
 Dividends from net investment income        9,696       146,492       7,369         105,228
Shares repurchased                        (209,756)   (3,150,838)   (630,567)     (8,019,412)
                                            ------      --------      ------      -----------
Net increase (decrease)                     56,200   $   820,840    (214,806)   $ (2,693,868)
                                            ======      ========      ======      ===========
Class B                                    Shares      Amount        Shares      Amount
--------------------------------------      ------      --------      ------      -----------
Shares sold                                166,371   $ 2,472,597     147,104    $  1,868,350
Issued upon reinvestment of
  distributions from net realized
  gains                                     20,913       307,750       9,061         111,547
Shares repurchased                         (54,346)     (822,941)    (63,119)       (791,085)
                                            ------      --------      ------      -----------
Net increase                               132,938   $ 1,957,406      93,046    $  1,188,812
                                            ======      ========      ======      ===========
Class C                                    Shares      Amount        Shares      Amount
--------------------------------------      ------      --------      ------      -----------
Shares sold                                681,346   $10,309,492   1,589,454    $ 20,294,474
Issued upon reinvestment of:
  Distributions from net realized
  gains                                    154,432     2,286,226      69,042         859,569
 Dividends from net investment income       21,542       325,116      24,036         342,993
Shares repurchased                        (626,493)   (9,356,557)   (784,881)    (10,102,310)
                                            ------      --------      ------      -----------
Net increase                               230,827   $ 3,564,277     897,651    $ 11,394,726
                                            ======      ========      ======      ===========
Class D                                    Shares      Amount        Shares      Amount
--------------------------------------      ------      --------      ------      -----------
Shares sold                                  1,713   $    25,424       5,152    $     64,522
Issued upon reinvestment of
  distributions from net realized
  gains                                      2,081        30,561       1,172          14,429
Shares repurchased                            (618)       (9,479)     (1,525)        (20,300)
                                            ------      --------      ------      -----------
Net increase                                 3,176   $    46,506       4,799    $     58,651
                                            ======      ========      ======      ===========

State Street Research Equity Investment Fund

Financial Highlights
For a share outstanding throughout each period.

                                                           Class A                                     Class B
                               ---------------------------------------------------------------         -------
                                  Six                                                                    Six
                                months                                                                 months
                                 ended                                                                  ended
                               December                                                               December
                                  31,                                                                    31,
                                 1995                         Year ended June 30                         1995
                                               ----------------------------------------------------     -------
                             (Unaudited)**      1995**      1994        1993       1992       1991     (Unaudited)**
 ---------------------------    -------        -------     -------    -------    -------    -------    -------
Net asset value, beginning
  of period                      $14.28         $12.44     $14.52     $13.16     $11.19     $12.15     $14.16
Net investment income
  (loss)*                           .06            .08        .01        .04        .05        .14        .00
Net realized and unrealized
  gain (loss) on investments       1.85           2.14        .18       2.48       1.99       (.89)      1.84
Dividends from net
  investment income                (.07)          (.05)      --         (.04)      (.07)      (.19)      --
Distributions from net
  realized gains                   (.63)          (.33)     (2.27)     (1.12)        --       (.02)      (.63)
                                 ------         ------     ------     ------     ------      ------     ------
Net asset value, end of
  period                         $15.49         $14.28     $12.44     $14.52     $13.16     $11.19     $15.37
                                 ======         ======     ======     ======     ======      ======     ======
Total return                      13.66%+++      18.34%+     0.93%+    20.37%+    18.27%+    (6.10)%+   13.26%+++
Net assets at end of period
  (000s)                        $34,697        $31,174    $29,821    $26,933    $48,473    $35,733     $8,483
Ratio of operating expenses
  to average net assets*           1.25%++        1.42%      1.50%      1.50%      1.50%      1.50%      2.00%++
Ratio of net investment
  income (loss) to average
  net assets*                      0.82%++        0.64%      0.08%      0.23%      0.43%      1.29%      0.06%++
Portfolio turnover rate           15.03%         47.93%     62.93%     92.35%     81.89%     72.03%     15.03%
*Reflects voluntary
  assumption of fees or
  expenses per share in each
  period (Note 3).              $   .02        $   .06    $   .04    $   .02    $   .02    $   .03     $  .02

                                                      June 1,
                                                       1993
                                                   (Commencement
                                                        of
                                                       Share
                                                       Class
                                    Year ended      Designations)
                                     June 30            to
                                ------------------     -------
                                                       June
                                                        30,
                                1995**      1994       1993
 ---------------------------    -------    -------     -------
Net asset value, beginning
  of period                     $12.36     $14.51     $14.78
Net investment income
  (loss)*                          .01       (.02)       .00
Net realized and unrealized
  gain (loss) on investments      2.12        .14       (.26)
Dividends from net
  investment income                 --         --       (.01)
Distributions from net
  realized gains                  (.33)     (2.27)        --
                                 ------     ------     ------
Net asset value, end of
  period                        $14.16     $12.36     $14.51
                                 ======     ======     ======
Total return                     17.70%+     0.37%+    (1.77)%+++
Net assets at end of period
  (000s)                        $5,933     $4,029     $  663
Ratio of operating expenses
  to average net assets*          2.00%      2.00%      2.00%++
Ratio of net investment
  income (loss) to average
  net assets*                     0.08%     (0.39)%     0.03%++
Portfolio turnover rate          47.93%     62.93%     92.35%
*Reflects voluntary
  assumption of fees or
  expenses per share in each
  period (Note 3).              $  .06     $  .04     $  .00

                                                        Class C
                                -------------------------------------------------------
                                                                              June 1,
                                                                                1993
                                                                          (Commencement
                                                                              of Share
                                Six months                                     Class
                                   ended                                    Designations)
                                 December           Year ended June 30           to
                                 31, 1995       --------------------------    June 30,
                              (Unaudited)**        1995**          1994         1993
 ---------------------------      ---------      ---------      ---------     ---------
Net asset value, beginning
  of period                        $14.27        $12.48         $14.51         $14.78
Net investment income
  (loss)*                             .08           .14            .07           (.00)
Net realized and unrealized
  gain (loss) on investments         1.85          2.15            .17           (.25)
Dividends from net
  investment income                  (.09)         (.17)          --             (.02)
Distributions from net
  realized gains                     (.63)         (.33)         (2.27)          --
                                  ---------      ---------      ---------     ---------
Net asset value, end of
  period                           $15.48        $14.27         $12.48         $14.51
                                  =========      =========      =========     =========
Total return                        13.81%+++     18.83%+         1.41%+        (1.69)%+++
Net assets at end of period
  (000s)                          $58,370       $50,503        $32,991        $18,796
Ratio of operating expenses
  to
  average net assets*                1.00%++       1.00%          1.00%          1.00%++
Ratio of net investment
  income (loss) to
  average net assets*                1.10%++       1.09%          0.59%         (0.39)%++
Portfolio turnover rate             15.03%        47.93%         62.93%         92.35%
*Reflects voluntary
  assumption of fees or
  expenses per share in each
  period (Note 3).                $   .02       $   .06        $   .06        $   .00

                                                         Class D
                                ---------------------------------------------------------
                                                                            June 1, 1993
                                                                            (Commencement
                                Six months                                    of Share
                                   ended                                        Class
                                 December         Year ended June 30        Designations)
                                 31, 1995                                        to
                              (Unaudited)**      1995**          1994       June 30, 1993
 ---------------------------      ---------      ---------      ---------    -----------

Net asset value, beginning
  of period                       $14.15         $12.36         $14.51         $14.78
Net investment income
  (loss)*                            .00            .01           (.05)           .00
Net realized and unrealized
  gain (loss) on investments        1.84           2.11            .17           (.26)
Dividends from net
  investment income                 --             --             --             (.01)
Distributions from net
  realized gains                    (.63)          (.33)         (2.27)          --
                                  ---------      ---------      ---------    -----------
Net asset value, end of
  period                          $15.36         $14.15         $12.36         $14.51
                                  =========      =========      =========    ===========
Total return                       13.27%+++      17.53%+         0.45%+        (1.77)%+++
Net assets at end of period
  (000s)                          $  808         $  699         $  551         $  491
Ratio of operating expenses
  to
  average net assets*               2.00%++        2.00%          2.00%          2.00%++
Ratio of net investment
  income (loss) to
  average net assets*               0.06%++        0.08%         (0.41)%         0.12%++
Portfolio turnover rate            15.03%         47.93%         62.93%         92.35%
*Reflects voluntary
  assumption of fees or
  expenses per share in each
  period (Note 3).                $  .02         $  .06         $  .06         $  .00

**Per-share figures have been calculated using the average shares method.

++Annualized

+Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

State Street Research Equity Investment Fund

Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research Equity Investment Fund ("Fund"), along with shareholders of other series of State Street Research Equity Trust ("Meeting"), was convened on October 20, 1995 and continued thereafter. The results on the proposals are set forth below.

                                                     Votes (millions)
                                                     ----------------
                                                    For     Withheld
                                                      ---   ---------
1. The following persons were elected as
  Trustees:
 Edward M. Lamont                                   29.4       1.9
 Robert A. Lawrence                                 29.4       1.9
 Dean O. Morton                                     29.4       1.9
 Thomas L. Phillips                                 29.4       1.9
 Toby Rosenblatt                                    29.4       1.9
 Michael S. Scott Morton                            29.4       1.9
 Ralph F. Verni                                     29.4       1.9
 Jeptha H. Wade                                     29.4       1.9

                                                                                Votes
                                                                             (millions)
                                                                            -------------
                                                                         For  Against  Abstain
                                                                             -    -   ---
2. The Fund's following investment policies were reclassified from fundamental policies to nonfundamental policies:
 a. The policy regarding investments in securities of companies with
  less than three (3) years' continuous operation;                         *    *      *
 b. The policy regarding investments in illiquid securities.               *    *      *
3. The Fund's fundamental policy regarding investing in commodities and
  commodity contracts was amended.                                         *    *      *
4. The Fund's fundamental policy on lending was amended to clarify the
  permissibility of securities lending.                                   2.3  0.3    0.5
5. The Master Trust Agreement was amended to permit the Trustees to reorganize, merge or liquidate a fund without prior shareholder
  approval.                                                              21.1  6.4    3.8
6. The Master Trust Agreement was amended to eliminate specified time
  permitted between the record date and any shareholders meeting.        22.8  4.5    4.1

*Pending adjournment while shareholder solicitation continues.

State Street Research Equity Investment Fund

Fund Information, Officers and Trustees of State Street Research Equity Trust

Fund Information
State Street Research
Equity Investment Fund

One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and Chief
Executive Officer

Peter C. Bennett
Vice President

Bartlett R. Geer
Vice President

Frederick R. Kobrick
Vice President

Thomas P. Moore, Jr.
Vice President

Daniel J. Rice III
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board, President, Chief Executive Officer and Director, State Street Research & Management Company

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive Vice President, Chief Operating Officer and Director, Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the Board and Chief Executive Officer, Raytheon Company

Toby Rosenblatt
President, The Glen Ellen Company
Vice President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management, Sloan School of Management, Massachusetts Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel, Choate, Hall & Stewart

State Street Research Equity Investment Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600

[State Street Logo]

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER:  2964-960221(0397)SSR-LD

Cover Illustration by Dorothy Cullinan  EIV-819C-296

[cover]

[State Street Logo] State Street Research

State Street Research
Equity Income Fund

Semiannual Report
December 31, 1995

What's Inside

Investment Update:
About the Fund,
economy and markets

Fund Information:
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

State Street Research Equity Income Fund

Investment Update

Investment Environment

The Economy

(bullet) Economic growth has been moderate, and inflation remains low.

(bullet) Consumer debt levels are higher, and consumers are spending less.

(bullet) The Federal Reserve cut interest rates by one-quarter point in December 1995 and again in January 1996.

The Markets

(bullet) Stocks performed well in the second half of 1995, although they did not maintain the pace they set earlier in the year. The Standard & Poor's 500 Index provided a total return of +14.43% for the six months ended December 31, 1995.(1)

(bullet) Bonds also continued their outstanding performance. Bond prices rose, as yields on 30-year U.S. Treasury bonds fell dramatically in the fourth quarter, finishing the year at 5.94% on December 31, 1995.

The Fund

Over the past six months

(bullet) For the six months ended December 31, 1995, Equity Income Fund's
         Class A shares provided a total return of +11.63% (does not reflect sales charge).(2) The average total return for 146 funds in Lipper Analytical Services' Equity Income Funds category was +13.33% (does not reflect sales charge).


(bullet) We reduced our positions in forest products and some auto equipment stocks, as we felt that stocks in these industries had reached their full potential. We also moved some money out of retail stocks, which had a difficult year.


(bullet) In the chemicals area, we began to target companies poised to benefit from increased agricultural production.

Current strategy

(bullet) Given the current economy, we are looking for stocks in areas of the market that haven't received a lot of investment dollars. The Fund is positioned relatively defensively.

(bullet) Many of our stock holdings are selected using a value approach, looking for stocks that are relatively cheap or fairly valued and on course to meet earnings targets.

(bullet) In addition to stocks, nearly 27% of the portfolio is invested in high-yield bonds, preferred stocks and convertible securities (bonds or preferred stocks that may be converted to common stock). We believe this diversified portfolio helps spread risk and also enhances the Fund's yield.


(1) The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock performance. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.


(2) +11.24% for Class B shares; +11.87% for Class C shares; +11.32% for Class D shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations in 1993. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions. Performance for "B" and "D" shares prior to class designations in 1993 reflects annual 12b-1 fees of .50% and performance thereafter reflects 12b-1 fees of 1%, which will reduce subsequent performance.

(4) Performance reflects up to maximum 4.5% front-end sales charges or 5% contingent deferred sales charges.

(5) Cumulative total returns are not annualized, and do not reflect sales charges which, if reflected, would reduce performance.

Fund Information (all data are for periods ended December 31, 1995)

SEC Average Annual Compound
Rates of Return

(at maximum applicable sales charge)(3,4)

----------------------------------------------
            Life of Fund
               (since          5
              8/25/86)       years    1 year
----------------------------------------------
Class A        +10.00%      +13.79%    +22.94%
-----------------------------------------------
Class B        +10.34%      +14.24%    +22.72%
-----------------------------------------------
Class C        +10.65%      +15.10%    +29.13%
-----------------------------------------------
Class D        +10.33%      +14.47%    +26.82%
-----------------------------------------------

Cumulative Total Returns
(do not reflect sales charge)(3,5)

-----------------------------------------------
            Life of Fund
               (since
              8/25/86)      5 years    1 year
------------------------------------------------
Class A        +155.05%      +99.72%    +28.73%
------------------------------------------------
Class B        +151.07%      +96.90%    +27.72%
------------------------------------------------
Class C        +157.92%     +101.97%    +29.13%
------------------------------------------------
Class D        +151.00%      +96.55%    +27.82%
------------------------------------------------

Top 10 Holdings
(by percentage of net assets)


1 Computervision Computer software firm            5.2%
2 ADT Business service provider                    2.4%
3 Granite Broadcasting Broadcasting network        2.4%
4 Boeing Leading aircraft manufacturer             2.3%
5 US Bancorp Regional bank                         2.3%
6 Rohm & Haas Chemical company                     2.2%
7 Cytec Chemical company                           2.2%
8 Atlantic Richfield Oil/chemical company          2.1%
9 Federal Home Loan Mortgage repurchaser           2.1%
10 ENSERCH Natural gas company                     1.9%


These securities represent an aggregate of 25.1% of net assets. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table.

Asset Allocation
(by percentage of net assets)

[Tabular representation of pie chart]

Common stocks                        73%
Bonds                                13%
Convertible preferred stocks          7%
Preferred stocks                      5%
Convertible bonds                     2%

State Street Research Equity Income Fund

Investment Portfolio
December 31, 1995 (Unaudited)

                                                              Value
                                                Shares      (Note 1)
---------------------------------------------     ------   -----------
Common Stocks 73.1%
Basic Industries 14.4%
Chemical 9.1%
Agrium, Inc.*                                    10,000    $   450,000
Atlantic Richfield Co.                           90,000      2,115,000
Cytec Industries, Inc.                           35,000      2,183,125
FMC Corp.*                                       17,000      1,149,625
Potash Corp. of Saskatchewan, Inc.               15,000      1,063,125
Rohm & Haas Co.                                  35,000      2,253,125
                                                             ---------
                                                             9,214,000
                                                             ---------
Diversified 0.7%
Johnson Controls, Inc.                           10,000        687,500
                                                             ---------
Forest Product 0.0%
Crown Vantage, Inc.*                              1,000         14,250
                                                             ---------
Machinery 1.9%
Cincinnati Milacron, Inc.                         3,000         78,750
Cooper Industries, Inc.*                         50,000        687,500
Sundstrand Corp.                                 16,000      1,126,000
                                                             ---------
                                                             1,892,250
                                                             ---------
Metal & Mining 2.7%
Alumax, Inc.*                                    31,700        970,813
Cyprus Amax Minerals Co.                         12,800        334,400
Quanex Corp.*                                    30,000        581,250
Reynolds Metals, Co.                             15,000        849,375
                                                             ---------
                                                             2,735,838
                                                             ---------
Total Basic Industries                                      14,543,838
                                                             ---------
Consumer Cyclical 10.7%
Automotive 3.8%
Exide Corp.                                      34,000      1,559,750
Federal Mogul Corp.                              55,000      1,079,375
Lear Seating Corp.*                              40,000      1,160,000
                                                             ---------
                                                             3,799,125
                                                             ---------
Building 2.2%
Fleetwood Enterprises, Inc.                      23,000        592,250
LaFarge Corp.                                    50,000        937,500
Owens-Corning Fiberglas Corp.*                   16,000        718,000
                                                             ---------
                                                             2,247,750
                                                             ---------
Hotel & Restaurant 0.0%
Motels of America, Inc.+*                           500         40,000
                                                             ---------
Recreation 0.2%
Pyramid Communications, Inc. Cl. B+*                525         26,250
Time Warner Financing Trust                       5,000        156,250
                                                             ---------
                                                               182,500
                                                             ---------
Retail Trade 4.5%
Federated Department Stores, Inc.*               24,100    $   662,750
Finlay Enterprises, Inc. Cl. A*                     667          7,837
Hillenbrand Industries, Inc.                     14,000        474,250
May Department Stores Co.                         9,000        380,250
Stop & Shop Cos., Inc.*                          20,000        462,500
Tandy Corp.                                      23,500        975,250
Woolworth Corp.                                 120,000      1,560,000
                                                             ---------
                                                             4,522,837
                                                             ---------
Total Consumer Cyclical                                     10,792,212
                                                             ---------
Consumer Staple 8.5%
Business Service 2.6%
ADT Ltd.*                                       162,400      2,436,000
PageMart Nationwide, Inc.+*                       1,750         16,406
Vestar/LPA Investment Corp.+*                     3,125         46,875
Viatel, Inc.+*                                   27,075        108,300
                                                             ---------
                                                             2,607,581
                                                             ---------
Drug 0.9%
Merck & Company, Inc.                            13,400        881,050
                                                             ---------
Food & Beverage 3.3%
Coca-Cola Enterprises, Inc.                      60,000      1,605,000
Ralcorp Holdings, Inc.*                          43,000      1,042,750
Whitman Corp.                                    30,000        697,500
                                                             ---------
                                                             3,345,250
                                                             ---------
Printing & Publishing 1.7%
American Greetings Corp. Cl. A                   42,000      1,160,250
Dimac Corp.*                                      4,756        128,412
Knight-Ridder, Inc.                               7,000        437,500
                                                             ---------
                                                             1,726,162
                                                             ---------
Total Consumer Staple                                        8,560,043
                                                             ---------
Energy 4.5%
Oil 4.5%
Amerada Hess Corp.                               10,000        530,000
Crystal Oil Corp.*                                4,200        126,525
Louisiana Land & Exploration Co.                 40,000      1,715,000
Phillips Petroleum Co.                           12,000        409,500
Tosco Corp.                                      46,000      1,753,750
                                                             ---------
                                                             4,534,775
                                                             ---------
Total Energy                                                 4,534,775
                                                             ---------

The accompanying notes are an integral part of the financial statements.
                                       2

Finance 16.3%
Bank 4.1%
Chase Manhattan Corp.                             5,000    $   303,125
Fleet Financial Group, Inc.                      25,000      1,018,750
Mellon Bank Corp.                                11,000        591,250
U.S. Bancorp                                     67,839      2,281,086
                                                             ---------
                                                             4,194,211
                                                             ---------
Financial Service 3.7%
Bear Stearns Co., Inc.                           37,900        753,262
Federal Home Loan Mortgage Corp.                 25,000      2,087,500
Federal National Mortgage Association             7,000        868,875
                                                             ---------
                                                             3,709,637
                                                             ---------
Insurance 8.5%
Ace, Ltd.                                        38,100      1,514,475
AMBAC Industries, Inc.                           21,900      1,026,563
American Re Corp.*                               39,600      1,618,650
GCR Holdings Ltd.*                               45,000      1,012,500
Mid Ocean Ltd.*                                  50,000      1,856,250
Progressive Corp.                                 6,200        303,025
Safeco Corp.                                     36,000      1,242,000
                                                             ---------
                                                             8,573,463
                                                             ---------
Total Finance                                               16,477,311
                                                             ---------
Science & Technology 13.5%
Aerospace 3.1%
Boeing Co.                                       30,000      2,351,250
Sequa Corp. Cl. A*                               25,900        789,950
                                                             ---------
                                                             3,141,200
                                                             ---------
Computer Software & Service 6.4%
Computervision Corp.*                           340,000      5,227,500
Western Digital Corp.*                           70,000      1,251,250
                                                             ---------
                                                             6,478,750
                                                             ---------
Electronic 4.0%
AMP, Inc.                                        20,000        767,500
Perkin-Elmer Corp.                               50,000      1,887,500
Tektronix, Inc.                                  10,000        491,250
Thomas & Betts Corp.                             12,400        914,500
                                                             ---------
                                                             4,060,750
                                                             ---------
Total Science & Technology                                  13,680,700
                                                             ---------
Utility 5.2%
Natural Gas 4.1%
Coastal Corp.                                    15,000    $   558,750
ENSERCH Corp.                                   120,400      1,956,500
Tenneco, Inc.                                    20,000        992,500
Trans Texas Gas Corp.*                           49,100        662,850
                                                             ---------
                                                             4,170,600
                                                             ---------
Telephone 1.1%
Sprint Corp.                                     30,000      1,140,000
                                                             ---------
Total Utility                                                5,310,600
                                                             ---------
Total Common Stocks (Cost $58,907,824)                      73,899,479
                                                             ---------
Preferred Stocks & Other 4.7%
Boomtown, Inc. Wts.*                                250             42
Crown Packaging Holdings Ltd. Wts.*+              2,000         20,000
Food 4 Less Holdings, Inc. Wts.*++                1,344        126,605
Geneva Steel Co. Series B Exch. Pfd.*             1,600        124,800
K-III Communications Corp. Series B Exch.
  Pfd.[diamond graphic]                           5,145        510,641
La Petite Holdings Co. Cum. Exch. Pfd.*          45,000        900,000
PageMart, Inc. Wts.*+                             3,450         20,700
Pyramid Communications, Inc. Pfd.+               16,948        432,169
SDW Holdings Corp. Wts.*+                        27,000        135,000
S.D. Warren Co. Series B Sr. Exch.
  Pfd.[diamond graphic]                          27,000        850,500
Sheffield Steel Corp. Wts.*                       2,500          4,375
Supermarkets General Holding Corp. Exch.
  Pfd.[diamond graphic]                          55,000      1,595,000
                                                             ---------
Total Preferred Stocks & Other (Cost $4,341,810)             4,719,832
                                                             ---------
Convertible Preferred Stocks 7.0%
Ashland Oil, Inc. Cum. Cv. Pfd.                  18,000      1,059,750
Ford Motor Co. Cum. Cv. Pfd. Series A            15,000      1,421,250
Lewis Galoob Toys, Inc. Cv. Exch. Pfd.           62,000      1,294,250
Granite Broadcasting Corp. Cum. Cv. Exch.
  Pfd.[diamond graphic]                          45,000      2,430,000
Kaiser Aluminum Corp. Cv. Pfd.                   67,500        869,062
                                                             ---------
Total Convertible Preferred Stocks (Cost $4,604,220)         7,074,312
                                                             ---------

                                Principal     Maturity
                                   Amount       Date
------------------------------     -------    ---------
CONVERTIBLE BONDS 1.8%
Anacomp International N.V. Cv.
  Sub. Deb., 9.00% [Box]         $650,000    1/15/1996       53,625
Crown Resources Corp. Cv. Sub.
  Deb., 5.75%                     600,000    8/27/2001      453,000
Magna International, Inc. Cv.
  Sub. Deb., 5.00%                532,000   10/15/2002      542,640
Rohr, Inc. Cv. Sub. Note,
  7.75%                           500,000    5/15/2004      790,000
                                                            -------
Total Convertible Bonds (Cost $2,133,649)                 1,839,265
                                                            -------

  The accompanying notes are an integral part of the financial statements.

State Street Research Equity Income Fund

                                    Principal     Maturity       Value
                                      Amount        Date        (Note 1)
---------------------------------     --------    ---------   ------------
Non-Convertible Bonds 13.3%
Anacomp, Inc. Sr. Sub. Note,
  15.00% [Box]                     $  250,000   11/01/2000    $    175,000
 Bayou Steel Corp. First Mortgage
  Note, 10.25%                        150,000    3/01/2001         132,750
Belle Casinos, Inc. First
  Mortgage Notes, 12.00%+[Box]        175,000   10/15/2000          70,000
CAI Wireless Systems, Inc. Sr.
  Disc. Note, 12.25%                  250,000    9/15/2002         266,875
Carrols Merger Corp. Sr. Notes,
  11.50%                              250,000    8/15/2003         252,500
Celcaribe S.A. Units, 0.00% to
  3/14/98, 13.50% from
  3/15/98 to maturity+                 43,000    3/15/2004         391,300
Clearnet Communications, Inc.
  Units, 0.00% to 12/14/2000,
  14.75% from 12/15/2000 to
  maturity                              7,500   12/15/2005         390,000
Crown Packaging Holdings Ltd. Sr.
  Sub. Notes, 0.00% to
  10/31/2000, 12.25% from
  11/1/2000 to maturity             2,000,000   11/01/2003         885,000
Dual Drilling Co. Sr. Sub. Notes,
  9.875%                              400,000    1/15/2004         381,000
Finlay Enterprises, Inc. Sr.
  Disc. Deb., 0.00% to 4/30/98,
  12.00% from 5/1/98 to maturity      250,000    5/01/2005         165,000
Great Bay Property Funding Corp.
  First Mortgage Note, 10.875%        250,000    1/15/2004         219,375
Haynes International, Inc. Sr.
  Sec. Notes, 11.25%                  800,000    6/15/1998         773,600
Heartland Wireless
  Communications, Inc. Units,
  13.00%+                             250,000    4/15/2003         285,000
Horsehead Industries Sub. Note,
  14.00%                              250,000    6/01/1999         261,675
K&F Industries, Inc. Sr. Sub.
  Debs., 13.75%                       428,000    8/01/2001         444,050
La Petite Holdings Co. Sr. Sec.
  Notes, 9.625%                       250,000    8/01/2001         227,500
Marcus Cable Capital Co. Sr.
  Disc. Note, 0.00% to 7/31/99,
  13.50% from 8/1/99 to maturity      100,000    8/01/2004          75,250
Motels of America, Inc. Sr. Sub.
  Notes, 12.00%                       500,000    4/15/2004         500,000
PageMart, Inc. Sr. Disc. Notes,
  0.00% to 10/31/98, 12.25% from
  11/1/98 to maturity              $  750,000   11/01/2003    $    555,000
PageMart Nationwide, Inc. Sr.
  Disc. Exch. Notes, 0.00% to
  1/31/2000, 15.00% from 2/1/2000
  to maturity                         500,000    2/01/2005         327,500
Penn Traffic Co. Sr. Notes,
  8.625%                              250,000   12/15/2003         222,500
Plastic Specialties and
  Technologies, Inc. Sr. Note,
  11.25%                              250,000   12/01/2003         226,250
Plitt Theatres, Inc. Sr. Sub.
  Notes, 10.875%                      250,000    6/15/2004         226,250
Presidio Oil Co. Sr. Sub. Gas
  Indexed Notes, 13.25%[Box]          400,000    7/15/2002         316,000
Presidio Oil Co. Sr. Sec. Notes,
  11.50%[Box]                         650,000    9/15/2000         633,750
Ralphs Grocery Co. Sr. Note,
  10.45%                              250,000    6/15/2004         253,750
Seven-Up/RC Bottling Co. of
  Southern California, Inc.,
  11.50%[Box]                         250,000    8/01/1999         145,000
Sheffield Steel Corp. First
  Mortgage Note, 12.00%               500,000   11/01/2001         455,000
Star Markets Co. Sr. Sub. Note,
  13.00%                              250,000   11/01/2004         255,625
U.S.A. Mobile Communications,
  Inc. Sr. Notes, 9.50%               250,000    2/01/2004         247,500
U.S.A. Mobile Communications,
  Inc. Sr. Notes, 14.00%              750,000   11/01/2004         877,500
Viatel, Inc. Sr. Disc. Note,
  0.00% to 1/14/2000, 15.00% from
  1/15/2000 to maturity               750,000    1/15/2005         382,500
Wilrig A.S. Sr. Sec. Notes,
  11.25%                              750,000    3/15/2004         832,500
Winstar Communications, Inc.
  Units, 0.00% to 10/14/2000,
  14.00% from 10/15/2000 to
  maturity+                           650,000   10/15/2005       1,030,250
Wireless One, Inc. Units, 13.00%      500,000   10/15/2003         526,250
                                                                ----------
Total Non-Convertible Bonds (Cost $13,442,959)                  13,409,000
                                                                ----------
Total Investments (Cost $83,430,462) -- 99.9%                  100,941,888
Other Assets, Less Liabilities--0.1%                               137,878
                                                                ----------
Net Assets--100.0%                                            $101,079,766
                                                                ==========

The accompanying notes are an integral part of the financial statements.

State Street Research Equity Income Fund
Investment Portfolio (cont'd)

Federal Income Tax Information:
At December 31, 1995, the net unrealized
  appreciation of
  investments based on cost for Federal
  income tax purposes of $83,451,096 was
  as follows:
Aggregate gross unrealized appreciation
  for all investments in which there is
  an excess of value over tax cost          $21,309,455
Aggregate gross unrealized depreciation
  for all investments in which there is
  an excess of tax cost over value           (3,818,663)
                                              ----------
                                            $17,490,792
                                              ==========

* Nonincome-producing securities.

[diamond graphic] Payments of income may be made in cash or in the form of additional securities.

++ Security valued under consistently applied procedures established by the Trustees. Security restricted as to public resale. At December 31, 1995, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at December 31, 1995 was $0 and $126,605 (0.13% of net assets), respectively.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1995 was $2,454,427 and $2,622,250 (2.59%
  of net assets), respectively.

[Box] Security is in default.

Statement of Assets and Liabilities
December 31, 1995 (Unaudited)

Assets
Investments, at value (Cost $83,430,462) (Note 1)     $100,941,888
Dividends and interest receivable                          408,740
Receivable for fund shares sold                            136,121
Receivable from Distributor (Note 3)                        13,516
Other assets                                                   380
                                                        -----------
                                                       101,500,645
Liabilities
Payable to custodian                                       111,364
Accrued transfer agent and shareholder services
  (Note 2)                                                  86,018
Payable for fund shares redeemed                            68,283
Accrued management fee (Note 2)                             51,882
Accrued distribution and service fees (Note 5)              25,093
Accrued trustees' fees (Note 2)                              3,944
Other accrued expenses                                      74,295
                                                        -----------
                                                           420,879
                                                        -----------
Net Assets                                            $101,079,766
                                                        ===========
Net Assets consist of:
 Undistributed net investment income                  $    110,914
 Unrealized appreciation of investments                 17,511,426
 Accumulated net realized gain                           2,256,861
 Shares of beneficial interest                          81,200,565
                                                        -----------
                                                      $101,079,766
                                                        ===========
Net Asset Value and redemption price per share of
  Class A shares ($40,132,782 / 3,144,591 shares
  of beneficial interest)                                    $12.76
                                                        ===========
Maximum Offering Price per share of Class A shares
  ($12.76 / .955)                                            $13.36
                                                        ===========
Net Asset Value and offering price per share of
  Class B shares ($19,619,523 / 1,540,676 shares
  of beneficial interest)*                                   $12.73
                                                        ===========
Net Asset Value, offering price and redemption
  price per share of Class C shares ($40,235,388 /
  3,154,155 shares of beneficial interest)                   $12.76
                                                        ===========
Net Asset Value and offering price per share of
  Class D shares ($1,092,073 / 85,785 shares of
  beneficial interest)*                                      $12.73
                                                        ===========

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

State Street Research Equity Income Fund

Statement of Operations
For the six months ended December 31, 1995 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $128                 $   804,631
Interest, net of foreign taxes of $820                      688,303
                                                          ---------
                                                          1,492,934
Expenses
Management fee (Note 2)                                     313,939
Transfer agent and shareholder services (Note 2)            166,893
Custodian fee                                                60,740
Registration fees                                            25,126
Reports to shareholders                                      23,822
Audit fee                                                    15,996
Trustees' fees (Note 2)                                       7,266
Service fee--Class A (Note 5)                                48,693
Distribution and service fees--Class B (Note 5)              91,719
Distribution and service fees--Class D (Note 5)               6,568
Legal fees                                                    2,964
Miscellaneous                                                 2,679
                                                          ---------
                                                            766,405
Expenses borne by the Distributor (Note 3)                 (136,441)
                                                          ---------
                                                            629,964
                                                          ---------
Net investment income                                       862,970
                                                          ---------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 4)          2,300,025
Net unrealized appreciation of investments                7,315,624
                                                          ---------
Net gain on investments                                   9,615,649
                                                          ---------
Net increase in net assets resulting from operations    $10,478,619
                                                          =========

Statement of Changes in Net Assets

                                           Six months
                                             ended
                                          December 31,
                                              1995          Year ended
                                          (Unaudited)     June 30, 1995
-------------------------------------     -------------   --------------
Increase (Decrease) in Net Assets
Operations:
Net investment income                     $    862,970     $  2,054,937
Net realized gain on investments*            2,300,025        1,155,735
Net unrealized appreciation of
  investments                                7,315,624        9,032,370
                                           -----------      ------------
Net increase resulting from
  operations                                10,478,619       12,243,042
                                           -----------      ------------
Dividends from net investment income:
 Class A                                      (438,959)        (984,856)
 Class B                                      (142,815)        (285,324)
 Class C                                      (483,306)        (808,655)
 Class D                                        (9,524)         (28,201)
                                           -----------      ------------
                                            (1,074,604)      (2,107,036)
                                           -----------      ------------
Distributions from net realized
  gains:
 Class A                                      (492,304)      (2,006,103)
 Class B                                      (223,972)        (563,723)
 Class C                                      (472,914)      (1,043,962)
 Class D                                       (18,976)         (63,626)
                                           -----------      ------------
                                            (1,208,166)      (3,677,414)
                                           -----------      ------------
Net increase from fund share
  transactions (Note 6)                      3,233,903       10,409,654
                                           -----------      ------------
Total increase in net assets                11,429,752       16,868,246
Net Assets
Beginning of period                         89,650,014       72,781,768
                                           -----------      ------------
End of period (including
  undistributed net investment income
  of $110,914 and $322,548,
  respectively)                           $101,079,766     $ 89,650,014
                                           ===========      ============
* Net realized gain for Federal
  income tax purposes (Note 1)            $  2,267,879     $  1,208,383
                                           ===========      ============

The accompanying notes are an integral part of the financial statements.

State Street Research Equity Income Fund

Notes to Unaudited Financial Statements
December 31, 1995

Note 1

State Street Research Equity Income Fund, formerly MetLife-State Street Research Equity Income Fund (the "Fund") is a series of State Street Research Equity Trust, formerly MetLife-State Street Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of four separate funds: State Street Research Equity Income Fund, State Street Research Capital Appreciation Fund, State Street Research Equity Investment Fund and State Street Research Global Resources Fund.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Investments of $1 million or more in Class A shares, which are not subject to any initial sales charge, are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, approved by the Trustees, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain preferred securities held by the Fund pay dividends in the form of additional securities (payment-in-kind securities). Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. Differences between the market value of securities received and the corresponding amounts of income accrued are recorded as adjustments to income. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1995, the fees pursuant to such agreement amounted to $313,939.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly-owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of cer-

State Street Research Equity Income Fund

tain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1995, the amount of such shareholder servicing and account maintenance expenses was $78,683.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,266 during the six months ended December 31, 1995.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1995, the amount of such expenses assumed by the Distributor and its affiliates was $136,441.

Note 4

For the six months ended December 31, 1995, purchases and sales of securities, exclusive of short-term obligations, aggregated $38,862,019 and $36,951,504, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1995, fees pursuant to such plan amounted to $48,693, $91,719 and $6,568 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned initial sales charges aggregating $8,029 and $44,690, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1995, and that MetLife Securities, Inc. earned commissions aggregating $59,070 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $47,058 on redemptions of Class B shares during the same period.

State Street Research Equity Income Fund

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1995, the Distributor owned 3,614 Class A shares of the Fund.

Share transactions were as follows:

                                             Six months ended
                                             December 31, 1995              Year ended
                                                (Unaudited)                June 30, 1995
                                           ----------------------   ---------------------------
Class A                                    Shares       Amount        Shares         Amount
--------------------------------------     --------    ----------    ----------   -------------
Shares sold                                231,115   $ 2,855,240       398,649    $  4,285,947
                                           231,115   $ 2,855,240       398,649       4,285,947
Issued upon reinvestment of:
 Distributions from net realized
  gains                                     37,754       461,359       179,249       1,907,857
 Dividends from net investment income       31,964       396,661        82,151         897,184
Shares repurchased                        (345,641)   (4,238,996)   (1,195,595)    (12,867,093)
                                            ------      --------      --------      -----------
Net decrease                               (44,808)  $  (525,736)     (535,546)   $ (5,776,105)
                                            ======      ========      ========      ===========

Class B                                    Shares      Amount        Shares        Amount
--------------------------------------      ------      --------      --------      -----------
Shares sold                                245,570   $ 3,008,186       532,548    $  5,717,454
 Issued upon reinvestment of:
 Distributions from net realized
  gains                                     17,255       210,166        48,954         520,771
 Dividends from net investment income       10,251       126,953        23,498         257,756
Shares repurchased
                                          (113,741)   (1,401,997)     (213,874)     (2,294,678)
                                            ------      --------      --------      -----------
Net increase                               159,335   $ 1,943,308       391,126    $  4,201,303
                                            ======      ========      ========      ===========

 Class C                                  Shares       Amount       Shares        Amount
-------------------------------------     --------    ----------    --------   -------------
Shares sold                               397,365   $ 4,896,713   1,452,407     $15,677,247

Issued upon reinvestment of:
 Distributions from net realized
  gains                                    38,732       472,914      98,117       1,043,974
 Dividends from net investment income      38,953       483,224      73,413         806,458
Shares repurchased                       (298,579)   (3,667,838)   (512,040)     (5,526,511)
                                           ------      --------      ------      -----------
Net increase                              176,471   $ 2,185,013   1,111,897     $12,001,168
                                           ======      ========      ======      ===========

 Class D                                  Shares       Amount        Shares         Amount
-------------------------------------     --------    ----------    ----------   -------------
Shares sold                                20,842       259,694       24,855       $ 265,512

Issued upon reinvestment of:
 Distributions from net realized
  gains                                     1,480        18,010        5,541          58,959
 Dividends from net investment income         414         5,127        1,154          12,472
Shares repurchased
                                          (53,948)     (651,513)     (32,405)       (353,655)
                                           ------      --------      --------      -----------
Net decrease                              (31,212)    $(368,682)        (855)      $ (16,712)
                                           ======      ========      ========      ===========

State Street Research Equity Income Fund

Financial Highlights
For a share outstanding throughout each period.

                                                              Class A
                                  ---------------------------------------------------------------
                                                               Year ended June 30
                                                -------------------------------------------------
                                  Six months
                                     ended
                                   December
                                      31,
                                     1995
                               (Unaudited)**   1995**      1994      1993      1992       1991
------------------------------     ----------    ------    ------    ------    ------   ---------
Net asset value, beginning of
  period                            $11.70      $10.87    $10.79    $ 9.19     $8.33       $9.83
Net investment income*                 .12         .28       .24       .44       .39         .45
Net realized and unrealized
  gain (loss) on investments          1.24        1.37       .25      1.52       .83       (1.08)
Dividends from net investment
  income                              (.14)       (.28)     (.26)     (.36)     (.36)       (.48)
Distributions from net
  realized gains                      (.16)       (.54)     (.15)       --        --        (.39)
                                    --------      ----      ----      ----      ----      -------
Net asset value, end of period      $12.76      $11.70    $10.87    $10.79     $9.19       $8.33
                                    ========      ====      ====      ====      ====      =======
Total return                         11.63%+++   16.12%+    4.30%+   21.64%+   14.81%+     (6.51)%+
Net assets at end of period
  (000s)                           $40,133     $37,327   $40,484   $28,995   $51,585     $45,233
Ratio of operating expenses to
  average net assets*                 1.25%++     1.42%     1.50%     1.50%     1.50%       1.50%
Ratio of net investment income
  to average net assets*              1.84%++     2.55%     2.42%     3.76%     4.27%       5.30%
Portfolio turnover rate              38.88%      67.50%    73.96%    80.42%   102.39%     131.43%
*Reflects voluntary assumption
  of fees or expenses per
  share in each period (Note
  3).                                 $.02        $.05      $.05      $.01      $.01        $.01

                                                      Class B
                                  -----------------------------------------------
                                                Year ended June 30
                                   ----------   ------------------
                                                                    June 1, 1993
                                  Six months                        (Commencement
                                     ended                               of
                                   December                          Share Class
                                      31,                           Designations)
                                     1995                                to
                               (Unaudited)**   1995**      1994     June 30, 1993
------------------------------     ----------    ------    ------   -------------
Net asset value, beginning of
  period                            $11.68      $10.86     $10.79        $10.81
Net investment income*                 .07         .21        .21           .02
Net realized and unrealized
  gain (loss) on investments          1.23        1.38        .21          (.02)
Dividends from net investment
  income                              (.09)       (.23)      (.20)         (.02)
Distributions from net
  realized gains                      (.16)       (.54)      (.15)           --
                                    --------      ----      ----      -----------
Net asset value, end of period      $12.73      $11.68     $10.86        $10.79
                                    ========      ====      ====      ===========
Total return                         11.24%+++   15.43%+     3.79%+        0.05%+++
Net assets at end of period
  (000s)                           $19,620     $16,130    $10,752        $1,060
Ratio of operating expenses to
  average net assets*                 2.00%++     2.00%      2.00%         2.00%++
Ratio of net investment income
  to average net assets*              1.09%++     1.95%      1.80%         1.53%++
Portfolio turnover rate              38.88%      67.50%     73.96%        80.42%
*Reflects voluntary assumption
  of fees or expenses per
  share in each period (Note
  3).                                 $.02        $.05       $.07          $.00

                                                                 Class C
                                               ---------------------------------------------
                                                            Year ended June 30
                                                            ------------------
                                                                                  June 1,
                                                                                    1993
                                                                              (Commencement
                                              Six months                             of
                                                 ended                          Share Class
                                               December                       Designations)
                                                  31,                                to
                                                 1995                             June 30,
                                           (Unaudited)**   1995**      1994         1993
------------------------------------------     ----------    ------    ------    -----------
Net asset value, beginning of period             $11.70     $10.86    $10.79       $10.81
Net investment income*                              .13        .32       .33          .03
Net realized and unrealized gain (loss) on
  investments                                      1.25       1.39       .21         (.02)
Dividends from net investment income               (.16)      (.33)     (.32)        (.03)
Distributions from net realized gains              (.16)      (.54)     (.15)        --
                                                --------      ----      ----      ---------
Net asset value, end of period                   $12.76     $11.70    $10.86       $10.79
                                                ========      ====      ====      =========
Total return                                      11.87%+++   16.64%+    4.84%+      0.14%++++
Net assets at end of period (000s)              $40,235    $34,827   $20,266      $15,988
Ratio of operating expenses to average net
  assets*                                          1.00%++    1.00%     1.00%        1.00%++
Ratio of net investment income to average
  net assets*                                      2.09%++    2.93%     2.92%        1.65%++
Portfolio turnover rate                           38.88%     67.50%    73.96%       80.42%
*Reflects voluntary assumption of fees or
  expenses per share in each period (Note
  3).                                           $   .02    $   .05   $   .06      $   .00

                                                                 Class D
                                               ---------------------------------------------
                                                              Year ended June 30
                                                              ---------------
                                                                                  June 1, 1993
                                                                                 (Commencement
                                              Six months                              of
                                                ended                             Share Class
                                              December 31,                        Designations)
                                                 1995                                  to
                                             (Unaudited)**    1995**    1994    June 30, 1993
------------------------------------------   -------------    ------    -----   -------------
Net asset value, beginning of period           $11.67         $10.86    $10.79     $10.81
Net investment income*                            .06            .22       .21        .02
Net realized and unrealized gain (loss) on
  investments                                    1.25           1.36       .21       (.02)
Dividends from net investment income             (.09)          (.23)     (.20)      (.02)
Distributions from net realized gains            (.16)          (.54)     (.15)        --
                                                  ---           ----       ---     --------
Net asset value, end of period                 $12.73          11.67    $10.86     $10.79
                                               ======          ====      =====     ========
Total return                                    11.32%+++      15.33%+    3.78%+     0.04%+++
Net assets at end of period (000s)             $1,092         $1,366    $1,280       $628
Ratio of operating expenses to average net
  assets*                                       2.00%++         2.00%     2.00%      2.00%++
Ratio of net investment income to average
  net assets*                                   1.07%++         1.96%     1.88%      1.49%++
Portfolio turnover rate                        38.88%          67.50%    73.96%     80.42%
*Reflects voluntary assumption of fees or
  expenses per share in each period (Note
  3).                                           $.02            $.05      $.06       $.00

**Per-share figures have been calculated using the average shares method.

++Annualized

+Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

State Street Research Equity Income Fund

Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research Equity Income Fund ("Fund"), along with shareholders of other series of State Street Research Equity Trust ("Meeting"), was convened on October 20, 1995 and continued thereafter. The results on the proposals are set forth below.

                                                     Votes (millions)
                                                     ----------------
                                                    For     Withheld
                                                      ---   ---------
1. The following persons were elected as Trustees:
 Edward M. Lamont                                   29.4       1.9
 Robert A. Lawrence                                 29.4       1.9
 Dean O. Morton                                     29.4       1.9
 Thomas L. Phillips                                 29.4       1.9
 Toby Rosenblatt                                    29.4       1.9
 Michael S. Scott Morton                            29.4       1.9
 Ralph F. Verni                                     29.4       1.9
 Jeptha H. Wade                                     29.4       1.9

                                                                             Votes (millions)
                                                                            -------------------
                                                                         For  Against  Abstain
                                                                        ---  -------  -------
2. The Fund's following investment policies were reclassified from fundamental policies to nonfundamental policies:
     a. The policy regarding investments in securities of companies
        with less than three (3) years' continuous operation;           2.8    0.9      0.5
     b. The policy regarding investments in illiquid securities;          *      *        *
3. The Fund's fundamental policy regarding investing in commodities
   and commodity contracts was amended.                                   *      *        *
4. The Fund's fundamental policy on lending was amended to clarify
   the permissibility of securities lending.                            3.3    0.4      0.5
5. The Master Trust Agreement was amended to permit the Trustees to reorganize, merge or liquidate a fund without prior shareholder
   approval.                                                           21.1    6.4      3.8
6. The Master Trust Agreement was amended to eliminate specified time permitted between the record date and any shareholders
   meeting.                                                            22.8    4.5      4.1

*Pending adjournment while shareholder solicitation continues.

State Street Research Equity Income Fund
Fund Information, Officers and
Trustees of State Street Research Equity Trust

Fund Information

State Street Research
Equity Income Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board, President and Chief Executive Officer

Peter C. Bennett
Vice President

Bartlett R. Geer
Vice President

Frederick R. Kobrick
Vice President

Thomas P. Moore, Jr.
Vice President

Daniel J. Rice III
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research
& Management Company

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive Vice
President, Chief Operating
Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[back cover]

State Street Research Equity Income Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Logo] State Street Research

This report is prepared for the general information of shareholders. It is not authorized for distribution to prospective investors.

CONTROL NUMBER:  2964-960221(0397)SSR-LD

Cover Illustration by Dorothy Cullinan  EIN-820C-296

XXX

[State Street Logo]

State Street Research
Global Resources Fund

Semiannual Report
December 31, 1995

[Graphic of man walking up a hill, at night, towards the stars]

What's Inside

Investment Update:

About the Fund,
economy and markets

Fund Information:
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

State Street Research Global Resources Fund
Investment Update

Investment Environment

The Economy

(bullet) Economic growth has been moderate, and inflation remains low.

(bullet) Consumer debt levels are higher, and consumers are spending less.

(bullet) The Federal Reserve cut interest rates by one-quarter point in December
         1995 and again in January 1996.

The Markets

(bullet) Stocks performed well in the last six months of 1995, although they did not maintain the pace they set earlier in the year. The Standard & Poor's 500 Index provided a total return of +14.43% for the six months ended December 31, 1995.(1)

(bullet) Bonds also continued their outstanding performance. Bond prices rose, as yields on 30-year U.S. Treasury bonds fell dramatically in the fourth quarter, finishing the year at 5.94%.(1)

The Fund

Over the past six months

(bullet) For the six months ended December 31, 1995, Global Resources Fund's
         Class A shares provided a total return of +8.31% (does not reflect sales charge).(2) The average total return for 34 funds in Lipper Analytical Services' Natural Resources Funds category was +7.54% (does not reflect sales charge).

(bullet) The supply and demand relationship was favorable for oil and natural gas. Demand for oil remained very strong and OPEC did not increase its production levels. As we entered the winter season, natural gas supplies were well below their level the year before.

(bullet) Oil and natural gas prices rose solidly in the last quarter of 1995, benefiting Fund performance.

Current strategy

(bullet) The Fund holds a significant position in small-capitalization stocks, especially those tied to natural gas prices.

(bullet) Approximately two-thirds of the portfolio is invested in producers of oil, natural gas and other natural resources (3% in metal and mining stocks); one-third is invested in stocks that service oil and gas producers.

(bullet) Nearly all of the stocks in the portfolio are based in North America, although most have operations in other parts of the world.

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

(2)+7.90% for Class B shares; +8.48% for Class C shares; +7.82% for Class D shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations in 1993. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions. Performance for "B" and "D" shares prior to class designations in 1993 reflects annual 12b-1 fees of .50% and performance thereafter reflects 12b-1 fees of 1%, which will reduce subsequent performance.

(4)Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges.

(5)Cumulative total returns are not annualized, and do not reflect sales charges, which, if reflected, would reduce performance.

Fund Information (all data are for periods ended December 31, 1995) SEC Average Annual Compound Rates of Return

(at maximum applicable sales charge)(3,4)

            Life of Fund
               (since
               3/2/90)         5 years         1 year
 ---------------------------------------------------------
Class A    +1.00%/+0.42%   +5.33%/+4.68%   +17.11%/+16.22%
 ---------------------------------------------------------
Class B    +1.55%/+0.92%   +5.68%/+4.96%   +16.76%/+15.83%
 ---------------------------------------------------------
Class C    +1.99%/+1.36%   +6.53%/+5.81%   +23.01%/+22.19%
 ---------------------------------------------------------
Class D    +1.52%/+0.91%   +5.97%/+5.27%   +20.69%/+19.76%
 ---------------------------------------------------------

Cumulative Total Returns

(do not reflect sales charge)3,5

              Life of
                Fund
               (since
              3/2/90)         5 years         1 year
 --------------------------------------------------------
Class A  +10.99%/+7.33% +35.77%/+31.59%   +22.63%/+21.69%
 --------------------------------------------------------
Class B   +9.39%/+5.52% +33.81%/+29.38%   +21.76%/+20.83%
 --------------------------------------------------------
Class C  +12.17%/+8.19% +37.22%/+32.65%   +23.01%/+22.19%
 --------------------------------------------------------
Class D   +9.22%/+5.44% +33.61%/+29.28%   +21.69%/+20.76%
 --------------------------------------------------------

Performance results for the Fund are increased by the Distributor's voluntary reduction of fees and expenses related to the Fund. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

Top 10 Holdings
(by percentage of net assets)

1 Phoenix Resource Oil exploration firm             7.7%
2 Global Natural Resources Oil exploration firm     4.5%
3 Nuevo Energy Oil and gas exploration firm         4.0%
4 Ranger Oil International exploration firm         3.9%
5 Energy Ventures Oil service company               3.8%
6 Tom Brown Natural gas exploration firm            3.7%
7 TransTexas Gas Oil exploration firm               3.7%
8 CS Resources Oil exploration firm                 3.6%
9 Noble Drilling Oil service/gas drilling company   3.5%
10 Nowsco Well Service Oil service company          3.4%

These securities represent an aggregate of 41.8% of net assets. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table.

Asset Allocation
(by percentage of net assets)

[Tabular Representation of Pie Chart]

Oil and gas producers         61%
Energy service stocks         35%
Cash                           1%
Metal and mining stocks        3%

State Street Research Global Resources Fund

Investment Portfolio
December 31, 1995 (Unaudited)

                                                     Value
                                       Shares       (Note 1)
------------------------------------     ------   ------------

EQUITY SECURITIES 98.9%

Basic Industries 3.3%
Metal & Mining 3.3%
Aber Resources, Ltd.*                   40,000     $  252,500
Crown Resources Corp.*                 100,000        493,750
Cyprus Amax Minerals Co.                 5,000        130,625
Dia Met Minerals Ltd. Cl. A*             5,000         44,398
Dia Met Minerals Ltd. Cl. B*            20,000        195,899
Southernera Resources Ltd.*             80,000        150,568
                                                    ----------
                                                    1,267,740
                                                    ----------
Total Basic Industries                              1,267,740
                                                    ----------
Energy 89.3%
Oil 54.8%
Abacan Resource Corp.*                 297,500        838,795
Ballistic Energy Corp.*                 80,000        336,873
Basin Exploration, Inc.*                99,700        492,269
Tom Brown, Inc.*                        98,000      1,433,250
CS Resources Ltd.*                     190,000      1,374,039
Coho Energy, Inc.*                      38,800        189,150
Crystal Oil Corp.*                      41,600      1,253,200
Elan Energy Inc.*                       38,000        386,122
Garnet Resources Corp.*                 60,000         93,750
Gerrity Oil & Gas Co.*                  88,900        355,600
Global Natural Resources Inc.*         165,500      1,737,750
Intensity Resources, Ltd.*             200,000        402,783
Inverness Petroleum Ltd.*               68,967        378,801
Kelly Oil & Gas Corp.*                 209,600        275,100
Morgan Hydrocarbons, Inc.*             300,000        911,754
New Cache Petroleum Ltd.*               74,900        235,862
Newport Petroleum Corp.*               100,000        278,286
Nuevo Energy Co.*                       68,600      1,534,925
Optima Petroleum Corp.*                 46,700        132,803
Oryx Energy Co.*                        39,700        530,988
Phoenix Resource Cos., Inc.            171,700      2,961,825
Plains Resources, Inc.*                122,400      1,101,600
Profco Resources Ltd.*                  17,600         36,089
Ranger Oil Ltd.*                       240,000      1,500,000
Strike Energy, Inc.*                    25,000         75,159
Summit Resources Ltd.                   25,000        141,889
Swift Energy Co.*                       60,000        720,000
Tatham Offshore, Inc.*                  96,700        108,788
Ulster Petroleum Ltd.*                 275,000        966,679
Clayton Williams Energy, Inc.*          55,330        179,823
                                                    ----------
                                                   20,963,952
                                                    ----------
Oil Service 34.5%
Dreco Energy Services Ltd.*             30,000        532,500
Dual Drilling Co.*                      40,000        455,000
Energy Ventures, Inc.*                  57,600      1,454,400
Ensco International, Inc.*              40,000        920,000
Oil (cont'd)
Falcon Drilling, Inc.*                  47,500    $   712,500
Global Industries, Inc.*                13,600        408,000
Grant Geophysical, Inc.*                70,000        175,000
Landmark Graphics Corp.*                37,000        860,250
Marine Drilling Companies, Inc.*        50,000        256,250
J. Ray McDermott S.A.*                  22,100        395,037
Nabors Industries, Inc.*                67,200        747,600
Noble Drilling Corp.*                  150,000      1,350,000
Nowsco Well Service Ltd.               100,000      1,287,500
Oceaneering International, Inc.*        64,400        829,150
Pool Energy Services Co.*               30,000        285,000
Rowan Companies, Inc.*                 101,700      1,004,287
Schlumburger Ltd.*                       1,000         69,250
Solid State Geophysical, Inc.*          50,000        115,342
TMBR/Sharp Drilling, Inc.*              40,000        365,000
Tesco Corp.*                            50,000        242,585
Tuboscope Vetco International Corp.*    65,000        369,688
Unit Corp.*                             80,000        380,000
                                                    ----------
                                                   13,214,339
                                                    ----------
Total Energy                                       34,178,291
                                                    ----------
Utility 6.3%
Natural Gas 6.3%
ENSERCH Corp.                           60,000        975,000
TransTexas Gas Corp.*                  105,400      1,422,900
                                                    ----------
                                                    2,397,900
                                                    ----------
Total Utility                                       2,397,900
                                                    ----------
Total Equity Securities and Investments
  (Cost $32,701,772)--98.9%                        37,843,931
Cash and Other Assets, Less Liabilities--1.1%         405,063
                                                    ----------
Net Assets--100.0%                                $38,248,994
                                                    ==========


 Federal Income Tax Information:

At December 31, 1995, the net unrealized
  appreciation of investments based on cost for
  Federal income tax purposes of $32,789,223
  was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of
  value over tax cost                               $ 9,071,735
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of
  tax cost over value                                (4,017,027)
                                                    -----------
                                                    $ 5,054,708
                                                    ===========

* Nonincome-producing securities
Diversification of Equity Securities at December 31, 1995 (as a percentage of net assets) was United States 81.2%, Canada 18.6%, and Netherlands Antilles 0.2%.

The accompanying notes are an integral part of the financial statements.

State Street Research Global Resources Fund

Statement of Assets and Liabilities
December 31, 1995 (Unaudited)

Assets
Investments, at value (Cost $32,701,772) (Note 1)     $37,843,931
Cash                                                      580,937
Receivable for fund shares sold                           153,954
Receivable from Distributor (Note 3)                       15,989
Dividends receivable                                        3,809
Other assets                                                9,298
                                                        ----------
                                                       38,607,918
Liabilities
Payable for securities purchased                          160,381
Accrued transfer agent and shareholder services
  (Note 2)                                                 64,766
Payable for fund shares redeemed                           59,734
Accrued management fee (Note 2)                            21,816
Accrued distribution and service fees (Note 5)             12,956
Accrued trustees' fees (Note 2)                             2,052
Other accrued expenses                                     37,219
                                                        ----------
                                                          358,924
                                                        ----------
Net Assets                                            $38,248,994
                                                        ==========
Net Assets consist of:
 Unrealized appreciation of investments               $ 5,142,159
 Accumulated net realized loss                         (3,818,337)
 Shares of beneficial interest                         36,925,172
                                                        ----------
                                                      $38,248,994
                                                        ==========
Net Asset Value and redemption price per share of
  Class A shares ($23,967,923 / 1,819,966 shares
  of beneficial interest)                                  $13.17
                                                       ==========
Maximum Offering Price per share of Class A shares
  ($13.17 / .955)                                          $13.79
                                                       ==========
Net Asset Value and offering price per share of
  Class B shares ($7,413,043 / 571,065 shares of
  beneficial interest)*                                    $12.98
                                                       ==========
Net Asset Value, offering price and redemption
  price per share of Class C shares ($3,182,480 /
  239,095 shares of beneficial interest)                   $13.31
                                                       ==========
Net Asset Value and offering price per share of
  Class D shares ($3,685,548 / 284,283 shares of
  beneficial interest)*                                    $12.96
                                                       ==========

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
For the six months ended December 31, 1995 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $1,999               $   26,923
Interest                                                     8,644
                                                          --------
                                                            35,567
Expenses
Management fee (Note 2)                                    139,894
Transfer agent and shareholder services (Note 2)            95,738
Custodian fee                                               51,130
Reports to shareholders                                     22,540
Audit fee                                                   16,204
Service fee--Class A (Note 5)                               30,450
Distribution and service fees--Class B (Note 5)             35,824
Distribution and service fees--Class D (Note 5)             13,299
Trustees' fees (Note 2)                                      7,320
Registration fees                                            4,060
Legal fees                                                   3,728
Miscellaneous                                                4,022
                                                          --------
                                                           424,209
Expenses borne by the Distributor (Note 3)                 (64,847)
                                                          --------
                                                           359,362
                                                          --------
Net investment loss                                       (323,795)
                                                          --------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 4)         1,109,970
Net unrealized appreciation of investments               2,145,852
                                                          --------
Net gain on investments                                  3,255,822
                                                          --------
Net increase in net assets resulting from operations    $2,932,027
                                                          ========

The accompanying notes are an integral part of the financial statements.

State Street Research Global Resources Fund

Statement of Changes in Net Assets

                                   Six months
                                     ended
                                  December 31,
                                      1995          Year ended
                                  (Unaudited)     June 30, 1995
-----------------------------     -------------   --------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss               $  (323,795)     $  (579,458)
Net realized gain (loss) on
  investments*                      1,109,970       (1,268,036)
Net unrealized appreciation
  of investments                    2,145,852        2,488,313
                                   -----------      ------------
Net increase resulting from
  operations                        2,932,027          640,819
                                   -----------      ------------
Net decrease from fund share
  transactions (Note 7)            (3,042,021)      (2,185,277)
                                   -----------      ------------
Total decrease in net assets         (109,994)      (1,544,458)

Net Assets
Beginning of period                38,358,988       39,903,446
                                   -----------      ------------
End of period                     $38,248,994      $38,358,988
                                   ===========      ============
* Net realized gain (loss)
  for Federal income tax
  purposes
  (Note 1)                        $   480,056      $(1,203,874)
                                   ===========      ============

Notes to Unaudited Financial Statements
December 31, 1995

Note 1

State Street Research Global Resources Fund (the "Fund"), is a series of State Street Research Equity Trust, formerly MetLife-State Street Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in March, 1990. The Trust presently consists of four separate funds: State Street Research Global Resources Fund, State Street Research Capital Appreciation Fund, State Street Research Equity Income Fund and State Street Research Equity Investment Fund.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Investments of $1 million or more in Class A shares, which are not subject to any initial sales charge, are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, relating specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

The accompanying notes are an integral part of the financial statements.

State Street Research Global Resources Fund
Notes (cont'd)

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Investment income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At June 30, 1995, the Fund had a capital loss carryforward of $4,210,961 available, to the extent provided in regulations, to offset future capital gains, if any, of which $278,720, $1,767,752, $199,959, $760,656 and $1,203,874 expire on June 30,
1999, 2000, 2001, 2002 and 2003, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1994 through June 30, 1995, the Fund incurred net capital losses of approximately $630,000 and it intends to defer and treat such losses as arising in the fiscal year ending June 30, 1996.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1995, the fees pursuant to such agreement amounted to $139,894.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1995, the amount of such shareholder servicing and account maintenance expenses was $32,060.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,320 during the six months ended December 31, 1995.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1995, the amount of such expenses assumed by the Distributor and its affiliates was $64,847.

Note 4

For the six months ended December 31, 1995, purchases and sales of securities, exclusive of short-term obligations, aggregated $7,603,093 and $10,827,238, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1995, fees pursuant to such plan amounted to $30,450, $35,824 and $13,299 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $3,211 and $9,241, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1995, and that MetLife Securities, Inc. earned commissions aggregating $11,633 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $32,362 on redemptions of Class B shares during the same period.

State Street Research Global Resources Fund

Note 6

Under normal market conditions the Fund invests not less than 65% of its total assets in equity securities of domestic and foreign companies in the energy and natural resources industries. Also, the Fund may invest up to 35% of its total assets in the securities of issuers in industries that are not related to the energy or natural resources industries. Accordingly, the Fund's investments will fluctuate in response to a variety of economic, political and other factors peculiar to the energy industries and may fluctuate more widely than a portfolio that invests in a broader range of industries.

Note 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1995, Metropolitan owned 38,491 Class D shares and the Distributor owned one Class A share of the Fund.

Share transactions were as follows:

                               Six months ended
                              December 31, 1995               Year ended
                                 (Unaudited)                 June 30, 1995
                            -----------------------   ---------------------------
Class A                     Shares       Amount         Shares         Amount
-----------------------     --------    -----------    ----------   -------------
Shares sold                 268,219    $ 3,316,179     2,514,296    $ 28,346,425
Shares repurchased         (561,122)    (6,911,299)   (2,992,842)    (33,679,131)
                             ------      ---------      --------      -----------
Net decrease               (292,903)   $(3,595,120)     (478,546)   $ (5,332,706)
                             ======      =========      ========      ===========
Class B                     Shares      Amount         Shares        Amount
-----------------------      ------      ---------      --------      -----------
Shares sold                  96,346    $ 1,175,167       314,583    $  3,497,941
Shares repurchased         (109,474)    (1,330,423)     (267,978)     (3,006,916)
                             ------      ---------      --------      -----------
Net increase (decrease)     (13,128)   $  (155,256)       46,605    $    491,025
                             ======      =========      ========      ===========
Class C                     Shares      Amount         Shares        Amount
-----------------------      ------      ---------      --------      -----------
Shares sold                  84,497    $ 1,070,808       280,275    $  3,409,713
Shares repurchased         (113,255)    (1,419,292)      (93,086)     (1,092,177)
                             ------      ---------      --------      -----------
Net increase (decrease)     (28,758)   $  (348,484)      187,189    $  2,317,536
                             ======      =========      ========      ===========
Class D                     Shares      Amount         Shares        Amount
-----------------------      ------      ---------      --------      -----------
Shares sold                 126,657    $ 1,518,639       108,958    $  1,239,952
Shares repurchased          (37,854)      (461,800)      (77,489)       (901,084)
                             ------      ---------      --------      -----------
Net increase                 88,803    $ 1,056,839        31,469    $    338,868
                             ======      =========      ========      ===========

State Street Research Global Resources Fund

Financial Highlights
For a share outstanding throughout each period.

                                                                   Class A
                               ------------------------------------------------------------------------------
                                   Six
                                 months
                                  ended
                                December                            Year ended June 30
                                31, 1995     ----------------------------------------------------------------
                            (Unaudited)**     1995**       1994**         1993         1992          1991
                                ---------    ---------     ---------    ---------    ---------     -----------
Net asset value, beginning
  of period                      $ 12.16      $ 11.84      $ 13.51       $  8.02      $  9.12       $ 11.23
Net investment income
  (loss)*                           (.10)        (.16)        (.17)         (.13)        (.12)          .03
Net realized and unrealized
  gain (loss) on investments        1.11          .48        (1.50)         5.62         (.98)        (2.07)
Distribution from net
  realized gains                      --           --           --            --           --          (.06)
Dividend from net
  investment income                   --           --           --            --           --          (.01)
                                 --------     --------     --------      --------     --------      ---------
Net asset value, end of
  period                         $ 13.17      $ 12.16      $ 11.84       $ 13.51      $  8.02       $  9.12
                                 ========     ========     ========      ========     ========      =========
Total return                        8.31%+++     2.70%+     (12.36)%+      68.45%+     (12.06)%+     (18.28)%+
Net assets at end of period
  (000s)                         $23,968      $25,692      $30,679       $33,513      $19,227       $29,760
Ratio of operating expenses
  to average net assets*            1.75%++      1.75%        1.75%         1.75%        1.75%         1.75%
Ratio of net investment
  income (loss) to average
  net assets                       (1.56)%++    (1.41)%      (1.46)%       (1.44)%      (1.16%)        0.25%
Portfolio turnover rate            20.47%       62.94%       30.98%        61.00%       47.09%       108.18%
*Reflects voluntary
 assumption of fees or
 expenses per share in each
 period (Note 3).                $   .02      $   .09      $   .11       $   .03      $   .05       $   .03

                                                            Class B
                                ----------------------------------------------------------------
                                                                                   June 1, 1993
                                                                                  (Commencement
                                 Six months                                          of Share
                                   ended                                              Class
                                December 31,          Year ended June 30           Designations)
                                    1995         ------------------------------         to
                               (Unaudited)**       1995**           1994**        June 30, 1993
                                -------------    -------------    -------------    -------------
Net asset value, beginning
  of period                        $12.03           $11.78          $ 13.51           $12.99
Net investment income
  (loss)*                            (.14)            (.23)            (.23)            (.02)
Net realized and unrealized
  gain (loss) on investments         1.09              .48            (1.50)             .54
Distribution from net
  realized gains                       --               --               --               --
Dividend from net
  investment income                    --               --               --               --
                                  -----------      -----------      -----------      -----------
Net asset value, end of
  period                           $12.98           $12.03          $ 11.78           $13.51
                                  ===========      ===========      ===========      ===========
Total return                         7.90%+++         2.12%+         (12.81)%+          4.00%+++
Net assets at end of period
  (000s)                           $7,413           $7,030          $ 6,333           $1,048
Ratio of operating expenses
  to average net assets*             2.50%++          2.33%            2.25%            2.25%++
Ratio of net investment
  income (loss) to average
  net assets                        (2.31)%++        (1.98)%          (1.93)%          (1.98)%++
Portfolio turnover rate             20.47%           62.94%           30.98%           61.00%
*Reflects voluntary
 assumption of fees or
 expenses per share in each
 period (Note 3).                  $  .02           $  .09          $   .14           $  .00


                                                                   Class C
                                      ------------------------------------------------------------------
                                                                                          June 1, 1993
                                        Six months                                        (Commencement
                                          ended                                          of Share Class
                                       December 31,         Year ended June 30             Designations)
                                           1995        ------------------------------            to
                                      (Unaudited)**       1995**           1994**         June 30, 1993
----------------------------------     -------------    -------------    -------------   ---------------
Net asset value, beginning of
  period                                  $12.27           $11.90          $ 13.52           $12.99
Net investment loss*                        (.08)            (.11)            (.15)            (.00)
Net realized and unrealized gain
  (loss) on investments                     1.12              .48            (1.47)             .53
                                        -----------      -----------      -----------      -------------
Net asset value, end of period            $13.31           $12.27          $ 11.90           $13.52
                                        ===========      ===========      ===========      =============
Total return                                8.48%+++         3.11%+         (11.98)%+          4.08%+++
Net assets at end of period (000s)        $3,182           $3,288          $   960           $  146
Ratio of operating expenses to
  average net assets*                       1.50%++          1.33%            1.25%            1.25%++
Ratio of net investment loss to
  average net assets*                      (1.31)%++        (1.01)%          (0.95)%          (1.05)%++
Portfolio turnover rate                    20.47%           62.94%           30.98%           61.00%
*Reflects voluntary assumption of
 fees or expenses per share in
 each period (Note 3).                    $  .02           $  .08          $   .16           $  .00

                                                                   Class D
                                      ------------------------------------------------------------------
                                                                                          June 1, 1993
                                        Six months                                        (Commencement
                                          ended                                          of Share Class
                                       December 31,          Year ended June 30            Designations)
                                           1995         ------------------------------          to
                                      (Unaudited)**       1995**           1994**         June 30, 1993
----------------------------------     -------------    -------------    -------------   ---------------
Net asset value, beginning of
  period                                  $12.02           $11.77          $ 13.51           $12.99
Net investment loss*                        (.14)            (.23)            (.23)            (.02)
Net realized and unrealized gain
  (loss) on investments                     1.08              .48            (1.51)             .54
                                        -----------      -----------      -----------      -------------
Net asset value, end of period            $12.96           $12.02          $ 11.77           $13.51
                                        ===========      ===========      ===========      =============
Total return                                7.82%+++         2.12%+         (12.88)%+          4.00%+++
Net assets at end of period (000s)        $3,686           $2,350          $ 1,931           $  588
Ratio of operating expenses to
  average net assets*                       2.50%++          2.33%            2.25%            2.25%++
Ratio of net investment loss to
  average net assets*                      (2.29)%++        (1.99)%          (1.94)%          (2.00)%++
Portfolio turnover rate                    20.47%           62.94%           30.98%           61.00%
*Reflects voluntary assumption of
 fees or expenses per share in
 each period (Note 3).                    $  .02           $  .09          $   .13           $  .00

** Per share figures have been calculated using the average shares method.

++ Annualized

+ Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

State Street Research Global Resources Fund

Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research Global Resources Fund ("Fund"), along with shareholders of other series of State Street Research Equity Trust ("Meeting"), was convened on October 20, 1995, and continued thereafter. The results of the Meeting are set forth below.

                                                     Votes (millions)
                                                     ----------------
                                                    For     Withheld
                                                    -----   ---------
1. The following persons were elected as
   Trustees:
   Edward M. Lamont                                   29.4       1.9
   Robert A. Lawrence                                 29.4       1.9
   Dean O. Morton                                     29.4       1.9
   Thomas L. Phillips                                 29.4       1.9
   Toby Rosenblatt                                    29.4       1.9
   Michael S. Scott Morton                            29.4       1.9
   Ralph F. Verni                                     29.4       1.9
   Jeptha H. Wade                                     29.4       1.9


                                                          Votes (millions)
                                                        -------------------
                                                      For  Against  Abstain
                                                      ---    ----   ------
2. The Fund's following investment policies were
   reclassified from fundamental policies to
   nonfundamental policies:
   a. The policy regarding investments in
      securities of companies with less than three
      (3) years' continuous operation;                 1.3    0.2      0.1
3. The Fund's fundamental policy regarding
   investing in commodities and commodity
   contracts was amended.                              1.3    0.1      0.1
4. The Master Trust Agreement was amended to
   permit the Trustees to reorganize, merge or
   liquidate a fund without prior shareholder
   approval.                                          21.1    6.4      3.8
5. The Master Trust Agreement was amended to
   eliminate specified time permitted between the
   record date and any shareholder meeting.           22.8    4.5      4.1

State Street Research Global Resources Fund

Fund Information, Officers and Trustees of State Street Research Equity
Trust

Fund Information

State Street Research
Global Resources Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar
Exchange Place
Boston, MA 02110

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Bartlett R. Geer
Vice President

Thomas P. Moore, Jr.
Vice President

Daniel J. Rice III
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust Company
of New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the
Board and Chief Executive Officer,
Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

State Street Research Global Resources Fund
One Financial Center
Boston, MA 02111

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  Brockton, MA
                                 Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER:  2971-960222(0397)SSR-LD
Cover Illustration by Dorothy Cullinan  EG-821C-296